ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                     PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
           PRODUCTS FUND II: CONTRAFUND AND ASSET MANAGER PORTFOLIOS




                               DECEMBER 31, 1999

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................   1
   Portfolio Management Discussions .......................................   2
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   9
     All America Fund .....................................................  10
     Equity Index Fund ....................................................  18
     Mid-Cap Equity Index Fund ............................................  23
     Bond Fund ............................................................  28
     Short-Term Bond Fund .................................................  31
     Mid-Term Bond Fund ...................................................  33
     Composite Fund .......................................................  35
     Aggressive Equity Fund ...............................................  39
   Statement of Assets and Liabilities ....................................  41
   Statement of Operations ................................................  42
   Statements of Changes in Net Assets ....................................  43
   Financial Highlights ...................................................  45
   Notes to Financial Statements ..........................................  51
   Report of Independent Public Accountants ...............................  55

Annual Report of Scudder Variable Life Investment Fund

Annual  Report of VP Capital  Appreciation  Fund of  American  Century  Variable
  Portfolios, Inc.

Annual Report of Calvert Social Balanced  Portfolio of Calvert  Variable Series,
  Inc.

Annual  Report  of  Fidelity   Investments  Variable  Insurance  Products  Fund:
  Equity-Income Portfolio

Annual  Report of Fidelity  Investments  Variable  Insurance  Products  Fund II:
  Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Fund II: Asset
  Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

     We are pleased to present the results of Funds offered by Mutual of America for the year ending December 31, 1999. Eight of the nine funds delivered positive returns. In addition, all of the nine funds were either in-line with or ahead of their respective benchmarks.

     The U.S. economy enjoyed an enviable combination of strong Gross Domestic Product growth, low inflation, solid corporate profits and moderate interest rates in 1999. The economy continued its near record expansion as consumer confidence reached an all-time high, due largely to high employment levels and a surging stock market. Global economies stabilized, providing further foundation and fuel for the domestic economy.

     The Federal Reserve, concerned with a strong expanding economy and tight labor markets, responded with three rate increases totaling 75 basis points during 1999. Long rates rose approximately 140 basis points during the year. The strong economy, higher commodity prices and tight labor markets have increased the potential for higher rates going forward.

     The equity market, as represented by the S&P 500 Index, posted a record ninth year of positive return. Technology was the dominant factor across all capitalization levels within the equity markets, as evidenced by the NASDAQ's remarkable 86% return. Investors seeking growth opportunities favored smaller capitalization stocks, allowing them to outperform the steadier, but slower growing, large caps.

                Total Returns -- Year Ended to December 31, 1999

     The total return performance of each Fund for the year ended December 31, 1999 was as follows (please note that the Mid-Cap Equity Index Fund commenced operations on May 3, 1999):

         Money Market Fund .....................................  + 5.1%
         All America Fund ......................................  +25.8%
         Equity Index Fund .....................................  +20.6%
         Mid-Cap Equity Index Fund .............................  +11.8%
         Bond Fund .............................................  - 1.9%
         Short-Term Bond Fund ..................................  + 4.2%
         Mid-Term Bond Fund ....................................  + 1.4%
         Composite Fund ........................................  +15.2%
         Aggressive Equity Fund ................................  +43.3%

     The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York.

     On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the Mid-Cap Equity Index Fund) which illustrate each Fund's respective:

o Historical total return achieved over specified periods, expressed as an annual average rate and as a cumulative rate;
o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
o  Historical performance compared with an appropriate index.

The portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.
                                    Sincerely,


                                    /s/ Dolores J. Morrissey
                                    ----------------------------------------
                                    Dolores J. Morrissey
                                    Chairman of the Board and President,
                                    Mutual of America Investment Corporation

                               MONEY MARKET FUND

     The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Fund returned 5.1% for 1999. Short-term rates rose substantially during the year, allowing the Fund to achieve a higher current return in December than was available from similar maturities the previous January. The seven-day effective yield as of February 15, 2000 is 5.7%. As with all performance reportings, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

     The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500. In 1999, the remaining 40% of the Fund was actively managed by three subadvisors and Mutual of America Capital Management Corporation. Each manager invests approximately 10% of the Fund's assets, using a different investment approach. The four approaches are large cap growth, small cap growth, large cap value and small cap value.

      The Fund returned 25.8% for 1999, exceeding the Index's return of 21.0%. The Fund's 1999 performance reflected investors' continued quest for growth opportunities -- both the large and small cap growth portions significantly outperformed the value segments. Nevertheless, the small cap value segment performed strongly. Only the large cap value portion turned in a negative performance.

                         GROWTH OF A $10,000 INVESTMENT

                     All America Fund*         S&P 500 Index
12/89                    10,000                    10,000
12/90                     9,849                     9,680
12/91                    12,255                    12,637
12/92                    12,643                    13,608
12/93                    14,180                    14,967
5/94                     13,892                    14,663
12/94                    14,361                    15,166
12/95                    19,614                    20,865
12/96                    23,679                    25,664
12/97                    30,023                    34,225
12/98                    36,405                    44,004
12/99                    45,798                    53,262

                                All America Fund*
                                -----------------

                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                   Cumu-              Annual
12/31/99                      $10,000                lative             Average
-------------------------------------------------------------------------------
1 Year                        $12,580                 25.8%              25.8%
Since 5/2/94*                 $32,967                229.7%              29.1%
5 Years                       $31,890                218.9%              26.1%
10 Years                      $45,798                358.0%              16.4%

                                  S&P 500 Index
                                 ---------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $12,104                 21.0%                21.0%
Since 5/2/94                  $36,323                263.2%                31.9%
5 Years                       $35,120                251.2%                28.6%
10 Years                      $53,262                432.6%                18.2%

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94 reflect performance results achieved in accordance with the previous objective of the Stock Fund.

   The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                           MID CAP EQUITY INDEX FUND

      The Standard & Poor's Mid-Cap Equity Index Fund invests in the 400 stocks included in the S&P 400. The S&P 400 Index was created in early 1991. The Fund became available on May 3, 1999 and performance figures reflect performance from that date forward. Companies included in the Index were selected by Standard & Poor's with the expectation that they would be typical of this asset class, the medium-capitalized sector of the U.S. securities market. The Fund's performance was 11.8%, equaling the performance of the S&P 400 Index for the same period. For 1999, the Technology sector single-handedly erased negative returns posted by the Basic Materials, Consumer Cyclicals, Consumer Staples, Financial, Transportation and Utility sectors. Positive performance was also received from the Communications and Energy sectors. During the fourth quarter of 1999, mid-cap stocks of larger capitalization were strong, although the smaller cap stocks within the Index outperformed for the year. Investors appear to have accepted stocks with high price/earnings ratios in the belief that these companies possess higher earnings growth potential than those with lower P/Es.

                               EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks which comprise the S&P 500 Index. The S&P 500 is a market-value weighted index of 500 domestic stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for 1999 was 20.6%, closely mirroring the S&P's 21.0% return. The Index enjoyed a fifth straight year of double-digit returns and a record ninth consecutive year of positive returns. The prevailing theme of 1999 was the dominance of technology, which was the best performing sector, returning 75% for the year and contributing nearly three-quarters of the Index's annual performance. Three other sectors outperformed the overall index, including Basic Materials, Capital Goods and Consumer Cyclicals. The worst performing sectors were Consumer Staples and Health Care. Investor perceptions of Federal reserve actions, a bias towards large cap stocks and a persistent search for earnings growth drove multiple expansion, which contributed two-thirds of annual return.

                         GROWTH OF A $10,000 INVESTMENT

                    Equity Index\Fund           S&P 500 Index
02/93                    10,000                    10,000
12/93                    10,619                    10,729
12/94                    10,781                    10,871
12/95                    14,729                    14,957
12/96                    18,079                    18,397
12/97                    24,063                    24,534
12/98                    30,940                    31,543
12/99                    37,320                    38,180

                                Equity Index Fund
                                -----------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $12,062                 20.6%                20.6%
5 Years                       $34,617                246.2%                28.2%
Since 2/5/93
 (Inception)                  $37,320                273.2%                21.0%

                                  S&P 500 Index
                                 ---------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $12,104                 21.0%                21.0%
5 Years                       $35,120                251.2%                28.6%
Since 2/5/93
 (Inception)                  $38,180                281.8%                21.4%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                   BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The Fund's benchmark, the Lehman Bros. Government/Corporate Bond Index, had a rare negative return for 1999 (-2.2%), as did the Bond Fund (-1.9%), although the Bond Fund's less volatile nature enabled it to outperform the Index by a modest margin. Fears of inflation, fed by a strong domestic economy, a booming stock market, and higher oil prices, depressed bond returns. The inability of coupon income to keep pace with interest rate increases further damaged prospects for bond returns.

                         GROWTH OF A $10,000 INVESTMENT

                                             Lehman Brothers Govt/
                       Bond Fund               Corp Bond Index
12/89                    10,000                    10,000
12/90                    10,503                    10,828
12/91                    12,151                    12,575
12/92                    13,195                    13,529
12/93                    14,944                    15,021
12/94                    14,477                    14,496
12/95                    17,290                    17,285
12/96                    17,894                    17,786
12/97                    19,759                    19,522
12/98                    21,172                    21,371
12/99                    20,769                    20,912

                                    Bond Fund
                                    ---------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
 1 Year                       $ 9,809                - 1.9%               - 1.9%
 5 Years                      $14,346                 43.5%                 7.5%
 10 Years                     $20,769                107.7%                 7.6%

                       Lehman Bros. Gov't/Corp. Bond Index
                       -----------------------------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
 1 Year                       $ 9,785                - 2.2%               - 2.2%
 5 Years                      $14,426                 44.3%                 7.6%
 10 Years                     $20,912                109.1%                 7.7%

 The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency, and mortgage backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focused on tightly structured U.S. Government agency mortgage securities, which were relatively less volatile than other securities of similar maturity. This enabled the Fund to outperform its benchmark, the Salomon Brothers 1-3 Year Bond Index, 4.2% to 3.3%.

                         GROWTH OF A $10,000 INVESTMENT

                                               Salomon Bros 1-3
                  Short-Term Bond Fund         Year Bond Index
                  --------------------         ---------------
02/93                    10,000                    10,000
12/93                    10,449                    10,448
12/94                    10,600                    10,511
12/95                    11,421                    11,655
12/96                    11,985                    12,257
12/97                    12,705                    13,074
12/98                    13,425                    13,985
12/99                    13,994                    14,444

                              Short-Term Bond Fund
                              --------------------
                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
 1 Year                       $10,424                  4.2%                 4.2%
 5 Years                      $13,202                 32.0%                 5.7%
 Since 2/5/93
  (Inception)                 $13,994                 39.9%                 5.0%

                        Salomon Bros. 1-3 Year Bond Index
                        ---------------------------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $10,328                  3.3%                 3.3%
5 Years                       $13,742                 37.4%                 6.6%
Since 2/5/93
 (Inception)                  $14,444                 44.4%                 5.5%

The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities which yield more than U.S. Treasury issues. Interest rates rose substantially during the year due to a strong economy and investor fears of renewed inflationary pressures. By keeping average maturities slightly shorter than those of securities held in the benchmark index, the Fund returned 1.4% for the 1999 calendar year versus the Salomon Brothers 3-7 Year Bond Index return of -1.0%.

                         GROWTH OF A $10,000 INVESTMENT

                      Mid-Term Bond Fund   Salomon Bros 3-7 Year Bond Index
                      ------------------   --------------------------------
  02/93                    10,000                    10,000
  12/93                    10,727                    10,722
  12/94                    10,355                    10,436
  12/95                    12,042                    12,197
  12/96                    12,510                    12,669
  12/97                    13,429                    13,717
  12/98                    14,282                    14,939
  12/99                    14,479                    14,790

                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $10,138                  1.4%                 1.4%
5 Years                       $13,982                 39.8%                 6.9%
Since 2/5/93
 (Inception)                  $14,479                 44.8%                 5.5%

                        Salomon Bros. 3-7 Year Bond Index
                        ---------------------------------
                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $ 9,900                - 1.0%               - 1.0%
5 Years                       $14,172                 41.7%                 7.2%
Since 2/5/93
 (Inception)                  $14,790                 47.9%                 5.8%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                 COMPOSITE FUND

      The Composite Fund's investment objective is the achievement of a high total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk. This is carried out through investment in both stocks and fixed income securities. The Fund may invest in approximately 100 stocks, all of which are included in the S&P 500 Index. They include the Index's top 25 stocks by market capitalization, in which the Fund invests in approximately the same weight as their representation within the Index. The remaining 75 stocks are selected for their unique opportunities and attractiveness, as well as to keep the Fund's sector weights similar to the Index. The Bond portion of the Fund invests primarily in corporate and U.S. Government agency issues, which yield more than U.S. Treasury securities. The Lehman Bros. Government/Corporate Index returned -2.2%. The S&P 500 returned 21.0%. The Composite Fund returned 15.2% on a consolidated basis, which is comprised of approximately 60% equities, with the rest mainly fixed income securities.

                         GROWTH OF A $10,000 INVESTMENT

                                              Lehman Bros Govt/                                   Salomon Bros. 3 Mo.
                     Composite Fund            Corp Bond Index           S&P 500 Index           Treasury Bill Index
                     --------------            ---------------           -------------           -------------------
12/89                    10,000                    10,000                    10,000                    10,000
12/90                    10,299                    10,828                     9,680                    10,792
12/91                    12,167                    12,575                    12,637                    11,413
12/92                    12,890                    13,529                    13,608                    11,827
12/93                    15,103                    15,021                    14,967                    12,192
12/94                    14,640                    14,496                    15,166                    12,709
12/95                    17,846                    17,285                    20,865                    13,440
12/96                    19,968                    17,786                    25,664                    14,146
12/97                    23,504                    19,522                    34,225                    14,889
12/98                    26,902                    21,371                    44,004                    15,640
12/99                    30,987                    20,912                    53,262                    16,382

                                 Composite Fund
                                 --------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $11,518                 15.2%                15.2%
5 Years                       $21,166                111.7%                16.2%
10 Years                      $30,987                209.9%                12.0%

                       Lehman Bros Gov't/Corp. Bond Index
                       ----------------------------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $ 9,785                - 2.2%               - 2.2%
5 Years                       $14,426                 44.3%                 7.6%
10 Years                      $20,912                109.1%                 7.7%

                                  S&P 500 Index
                                 ---------------
                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $12,104                 21.0%                21.0%
5 Years                       $35,120                251.2%                28.6%
10 Years                      $53,262                432.6%                18.2%

                       Salomon Bros. 3-Month T-Bill Index
                       ----------------------------------
                                                           Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $10,474                  4.7%                 4.7%
5 Years                       $12,890                 28.9%                 5.2%
10 Years                      $16,382                 63.8%                 5.1%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return lines of the indices do not.

                             AGGRESSIVE EQUITY FUND

      The Fund's investment objective is capital appreciation through investing in stocks characterized as both growth and value stocks. It is expected that approximately 50% of the Fund's assets will be invested in each category. During 1999, growth stocks, both in the Fund and in the broader market, significantly outperformed value stocks, as investors favored companies which exhibited earnings growth, some of which was expected and some which was not. The Fund was heavily weighted in the Technology sector, which has dominated the equity markets as it has offered the most growth potential. The Fund returned 43.3%, significantly outperforming its benchmark, the Russell 2000 Index, which returned 21.3%.

                         GROWTH OF A $10,000 INVESTMENT

                  Aggressive Equity Fund      Russell 2000 Index
                  ----------------------      ------------------
5/94                     10,000                    10,000
12/94                    10,597                     9,845
12/95                    14,640                    12,645
12/96                    18,608                    14,730
12/97                    22,556                    18,024
12/98                    21,395                    17,564
12/99                    30,656                    21,298

                             Aggressive Equity Fund
                             ----------------------
                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                        $14,328                 43.3%                43.3%
5 Years                       $28,929                189.3%                23.7%
Since 5/2/94
  (Inception)                 $30,656                206.6%                21.9%

                               Russell 2000 Index
                               ------------------
                                                            Total Return
Period                         Growth               ----------------------------
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
 1 Year                       $12,126                 21.3%                21.3%
 5 Years                      $21,634                116.3%                16.7%
 Since 5/2/94
  (Inception)                 $21,298                113.0%                14.3%

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES

                                December 31, 1999

                                                                            Discount                 Face        Amortized
                                                                  Rating*     Rate    Maturity      Amount         Cost
                                                                 --------   --------  ---------  -----------    -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
   Allied Signal, Inc. ........................................     A1/P1    5.83%     01/18/00   $2,000,000     $1,994,454
   Allied Signal, Inc. ........................................     A1/P1    5.90      01/27/00    1,000,000        995,716
   American Express Credit Corp. ..............................     A1/P1    5.80      01/19/00      575,000        573,318
   Archer-Daniels-Midland Co. .................................    A1+/P1    6.30      01/25/00      250,000        248,947
   Associates Corp. North America..............................    A1+/P1    5.92      02/04/00    1,000,000        994,386
   AT&T Corp. .................................................    A1+/P1    6.01      01/25/00    2,500,000      2,489,951
   Avery Dennison Corp. .......................................     A1/P1    5.93      01/14/00    2,500,000      2,494,624
   Baltimore Gas & Electric Co. ...............................     A1/P1    5.90      01/13/00    1,410,000      1,407,216
   Bear Stearns Cos Inc........................................     A1/P1    5.94      01/10/00    2,500,000      2,496,233
   Bell Atlantic Network Funding Corp. ........................     A1/P1    5.88      01/21/00    2,500,000      2,491,793
   Bemis, Inc. ................................................     A1/P1    6.03      01/19/00    2,900,000      2,891,229
   British Telecommunications..................................    A1+/P1    5.85      01/18/00      957,000        954,337
   British Telecommunications..................................    A1+/P1    5.86      01/24/00    1,295,000      1,290,117
   Campbell Soup Company.......................................    A1+/P1    5.80      01/21/00    2,500,000      2,491,905
   Cargill, Inc. ..............................................    A1+/P1    6.25      01/14/00    2,000,000      1,995,474
   Carolina Power & Light Corp. ...............................     A1/P1    6.40      01/26/00      870,000        866,123
   CIT Group Holdings, Inc ...................................      A1/P1    5.95      01/04/00    2,500,000      2,498,748
   CIT Group Holdings, Inc. ...................................     A1/P1    5.87      01/10/00      500,000        499,263
   Coca-Cola Co. ..............................................    A1+/P1    5.78      01/13/00    1,020,000      1,018,022
   DaimlerChrysler AG..........................................     A1/P1    5.95      01/18/00    1,000,000        997,149
   DaimlerChrysler AG..........................................     A1/P1    5.95      02/07/00    2,025,000      2,012,567
   Du Pont (E.I.) de Nemours...................................    A1+/P1    5.78      01/26/00    1,180,000      1,175,234
   Ford Motor Credit Corp. ....................................     A1/P1    5.98      01/14/00    1,300,000      1,297,179
   Ford Motor Credit Corp. ....................................     A1/P1    5.90      01/19/00    2,000,000      1,994,075
   General Electric Capital Corp. .............................    A1+/P1    5.95      01/20/00      743,000        740,655
   General Electric Capital Corp. .............................    A1+/P1    5.80      01/21/00      500,000        498,378
   Great Lakes Chemical Corp. .................................     A1/P1    5.90      01/28/00    2,500,000      2,488,892
   Great Lakes Chemical Corp. .................................     A1/P1    6.05      01/28/00      425,000        423,065
   GTE Funding, Inc. ..........................................     A1/P1    5.90      01/18/00    2,500,000      2,492,989
   Heinz (H.J.) Co. ...........................................     A1/P1    6.15      01/11/00    2,375,000      2,370,932
   Heinz (H.J.) Co. ...........................................     A1/P1    6.05      01/13/00      550,000        548,887
   Merrill Lynch & Co., Inc. ..................................    A1+/P1    5.88      01/21/00    1,000,000        996,712
   Merrill Lynch & Co., Inc. ..................................    A1+/P1    5.95      01/28/00      695,000        691,882
   Merrill Lynch & Co., Inc. ..................................    A1+/P1    6.00      01/28/00    1,500,000      1,493,222
   Minnesota Mining & Mfg. Co. ................................    A1+/P1    6.05      01/28/00    1,200,000      1,194,540
   Northern Illinois Gas Co. ..................................    A1+/P1    5.88      01/21/00    2,855,000      2,845,629
   Northern States Power Co. ..................................    A1+/P1    6.00      01/10/00    2,054,000      2,050,908
   Panasonic Finance, Inc. ....................................    A1+/P1    5.87      02/03/00    2,795,000      2,779,897
   Procter & Gamble Co. .......................................    A1+/P1    6.10      01/12/00      500,000        499,065
   Procter & Gamble Co. .......................................    A1+/P1    5.85      01/26/00      985,000        980,979
   SBC Communications, Inc. ...................................    A1+/P1    5.82      01/20/00    2,500,000      2,492,271
   Sony Capital Corp. .........................................     A1/P1    6.27      01/18/00    2,500,000      2,492,576
   Toyota Credit de Puerto Rico................................    A1+/P1    6.37      01/13/00    1,000,000        997,870
   Toyota Credit de Puerto Rico................................    A1+/P1    5.98      01/21/00    1,000,000        996,661
   Toyota Credit de Puerto Rico................................    A1+/P1    6.02      02/03/00    1,000,000        994,459
   Toyota Motor Credit Corp. ..................................    A1+/P1    6.04      01/13/00      295,000        294,404
   UBS Finance (Delw.) Inc. ...................................    A1+/P1    4.00      01/03/00    2,250,000      2,249,500
   Xerox Credit................................................     A1/P1    5.87      01/18/00    1,800,000      1,794,964
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $73,577,397) 100%...................................................................................  $73,577,397
                                                                                                                ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Services, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                    Shares              Value
                                                   --------         -----------
INDEXED ASSETS
COMMON STOCKS
  3Com Corp. .................................      14,572          $   684,884
  Abbott Laboratories ........................      64,928            2,357,698
  Adaptec, Inc. ..............................       4,313              215,111
  ADC Telecommunications, Inc. ...............       6,318              458,450
  Adobe Systems, Inc. ........................       5,077              341,428
  Advanced Micro Devices, Inc. ...............       6,217              179,904
  AES Corp. ..................................       8,717              651,596
  Aetna, Inc. ................................       6,321              352,791
  Aflac, Inc. ................................      11,239              530,340
  Air Products & Chemicals, Inc. .............       9,685              325,053
  Alberto-Culver Co. Cl B ....................       2,371               61,201
  Albertson's, Inc. ..........................      17,888              576,888
  Alcan Aluminum Ltd. ........................       9,256              381,232
  ALCOA, Inc. ................................      15,475            1,284,425
  Allegheny Technologies, Inc. ...............       3,951               88,651
  Allergan, Inc. .............................       5,572              277,207
  Allied Waste Industries, Inc. ..............       7,976               70,289
  Allstate Corp. .............................      34,016              816,384
  Alltel Corp. ...............................      13,259            1,096,354
  Alza Corp. .................................       4,340              150,273
  Amerada Hess Corp. .........................       3,830              217,353
  Ameren Corp. ...............................       5,795              189,786
  America Online, Inc. .......................      94,415            7,122,432
  American Electric Power,  Inc. .............       8,198              263,361
  American Express Co. .......................      18,907            3,143,289
  American General Corp. .....................      10,437              791,907
  American Greetings Corp. Cl A ..............       2,725               64,378
  American Home Products Corp. ...............      55,147            2,174,860
  American Int'l. Group, Inc. ................      65,389            7,070,186
  Amgen, Inc. ................................      43,143            2,591,276
  AMR Corp. ..................................       6,254              419,018
  Amsouth Bancorporation .....................      16,517              318,985
  Anadarko Petroleum Corp. ...................       5,386              183,797
  Analog Devices, Inc. .......................       7,382              686,526
  Andrew Corp. ...............................       3,464               65,600
  Anheuser-Busch Cos., Inc. ..................      19,651            1,392,765
  Aon Corp. ..................................      10,839              433,560
  Apache Corp. ...............................       4,818              177,965
  Apple Computer, Inc. .......................       6,795              698,611
  Applied Materials, Inc. ....................      15,982            2,024,720
  Archer-Daniels-Midland Co. .................      25,694              313,146
  Armstrong World Inds., Inc. ................       1,690               56,404
  Ashland, Inc. ..............................       3,047              100,361
  Associates First Capital Corp. Cl A ........      30,757              843,895
  AT&T Corp. .................................     134,954            6,848,916
  Atlantic Richfield Co. .....................      13,630            1,178,995
  Autodesk, Inc. .............................       2,576               86,940
  Automatic Data Processing, Inc. ............      26,401            1,422,354
  AutoZone, Inc. .............................       6,097              197,009
  Avery Dennison Corp. .......................       4,759              346,812
  Avon Products, Inc. ........................      10,234              337,722
  Baker Hughes, Inc. .........................      13,904              292,853
  Ball Corp. .................................       1,284               50,558
  Bank of America Corp. ......................      72,102            3,618,619
  Bank of New York, Inc. .....................      31,101            1,244,040
  Bank One Corp. .............................      48,438            1,553,043
  Bard (C.R.), Inc. ..........................       2,164              114,692
  Barrick Gold Corp. .........................      16,660              294,674
  Bausch & Lomb, Inc. ........................       2,424              165,893
  Baxter International, Inc. .................      12,287              771,777
  BB & T Corp. ...............................      13,978              382,648
  Bear Stearns Cos., Inc. ....................       5,033              215,161
  Becton Dickinson & Co. .....................      10,572              282,801
  Bed Bath & Beyond, Inc. ....................       5,906              205,234
  Bell Atlantic Corp. ........................      65,581            4,037,330
  BellSouth Corp. ............................      79,499            3,721,547
  Bemis, Inc. ................................       2,211               77,109
  Best Buy, Inc. .............................       8,669              435,075
  Bestfoods ..................................      11,781              619,239
  Bethlehem Steel Corp. ......................       5,539               46,389
  Biomet, Inc. ...............................       4,765              190,600
  Black & Decker Corp. .......................       3,675              192,019
  Block (H. & R.), Inc. ......................       4,123              180,381
  BMC Software, Inc. .........................      10,222              817,121
  Boeing Co...................................      39,470            1,640,472
  Boise Cascade Corp. ........................       2,409               97,565
  Boston Scientific Corp. ....................      17,515              383,141
  Briggs & Stratton Corp. ....................         991               53,142
  Bristol-Myers Squibb Co. ...................      83,780            5,377,629
  Brown-Forman Corp. Cl B ....................       2,892              165,567
  Brunswick Corp. ............................       3,878               86,286
  Burlington Northern Santa Fe Corp. .........      19,299              468,001
  Burlington Resources, Inc. .................       9,186              303,712
  Cabletron Systems, Inc. ....................       7,626              198,276
  Campbell Soup Co. ..........................      18,070              699,083
  Capital One Financial Corp. ................       8,328              401,306
  Cardinal Health, Inc. ......................      11,836              566,649
  Carnival Corp. .............................      26,055            1,245,755
  Carolina Power & Light Co. .................       6,740              205,149
  Caterpillar, Inc. ..........................      15,017              706,738
  CBS Corp. ..................................      32,199            2,058,724
  Cendant Corp. ..............................      30,030              797,672
  Centex Corp. ...............................       2,511               61,990
  Central & South West Corp. .................       8,981              179,620
  CenturyTel, Inc. ...........................       5,899              279,465
  Ceridian Corp. .............................       6,109              131,725
  Champion International Corp. ...............       4,063              251,652
  Charles Schwab Corp. .......................      34,631            1,328,965
  Chase Manhattan Corp. ......................      34,834            2,706,166
  Chevron Corp. ..............................      27,717            2,400,985
  Chubb Corp. ................................       7,431              418,458
  CIGNA Corp. ................................       7,854              632,738
  Cincinnati Financial Corp. .................       6,931              216,161
  CINergy Corp. ..............................       6,712              161,927
  Circuit City Group, Inc. ...................       8,584              386,817
  Cisco Systems, Inc. ........................     138,149           14,799,212
  Citigroup, Inc. ............................     142,401            7,912,156
  Citrix Systems, Inc. .......................       3,785              465,555
  Clear Channel Communications, Inc. .........      14,296            1,275,918
  Clorox Co. .................................       9,984              502,944
  CMS Energy Corp. ...........................       4,891              152,538
  Coastal Corp................................       9,022              319,717
  Coca-Cola Co. ..............................     104,319            6,076,582
  Coca-Cola Enterprises, Inc. ................      17,970              361,646
  Colgate-Palmolive Co. ......................      24,605            1,599,325
  Columbia Energy Group ......................       3,432              217,074
  Columbia/HCA Healthcare Corp. ..............      23,790              697,344
  Comcast Corp. Cl A .........................      31,747            1,605,208
  Comerica, Inc. .............................       6,605              308,371
  Compaq Computer Corp. ......................      71,799            1,943,060
  Computer Associates Intl., Inc. ............      22,765            1,592,127
  Computer Sciences Corp. ....................       7,032              665,403
  Compuware Corp. ............................      15,114              562,997
  Comverse Technology Inc. ...................       2,986              432,224
  Conagra, Inc. ..............................      20,790              469,074
  Conoco, Inc. ...............................      26,450              657,944
  Conseco, Inc. ..............................      13,816              246,961
  Consolidated Edison, Inc. ..................       9,335              322,058

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

                               December 31, 1999

                                                   Shares            Value
                                                  --------       -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Consolidated Natural Gas Co. ...............        4,051      $   263,062
  Consolidated Stores Corp. ..................        4,675           75,969
  Constellation Energy Group, Inc. ...........        6,316          183,164
  Cooper Industries, Inc. ....................        3,977          160,820
  Cooper Tire & Rubber Co. ...................        3,200           49,800
  Coors (Adolph) Co. Cl B ....................        1,554           81,585
  Corning, Inc. ..............................       10,338        1,332,956
  Costco Wholesale Corp. .....................        9,369          854,921
  Countrywide Credit Industries, Inc. ........        4,779          120,670
  Crane Co. ..................................        2,783           55,312
  Crown Cork & Seal, Inc. ....................        5,147          115,164
  CSX Corp. ..................................        9,221          289,309
  Cummins Engine Co., Inc. ...................        1,769           85,465
  CVS Corp. ..................................       16,551          661,006
  Dana Corp. .................................        6,948          208,006
  Danaher Corp. ..............................        6,012          290,079
  Darden Restaurants, Inc. ...................        5,550          100,594
  Dayton-Hudson Corp. ........................       18,611        1,366,745
  Deere & Co. ................................        9,870          428,111
  Dell Computer Corp. ........................      107,313        5,472,963
  Delphi Automotive Systems Corp. ............       23,863          375,842
  Delta Air Lines, Inc. ......................        5,612          279,548
  Deluxe Corp. ...............................        3,100           85,056
  Dillard's Inc. Cl A ........................        4,534           91,530
  Disney (Walt) Co. ..........................       87,102        2,547,734
  Dollar General Corp. .......................       11,234          255,574
  Dominion Resources, Inc. ...................        8,059          316,316
  Donnelley (R.R.) & Sons Co. ................        5,340          132,499
  Dover Corp. ................................        8,600          390,225
  Dow Chemical Co. ...........................        9,262        1,237,635
  Dow Jones & Co., Inc. ......................        3,779          256,972
  DTE Energy Co. .............................        6,126          192,203
  Du Pont (E.I.) de Nemours & Co. ............       44,115        2,906,084
  Duke Energy Corp. ..........................       15,444          774,131
  Dun & Bradstreet Corp. .....................        6,795          200,453
  Eastern Enterprises ........................        1,120           64,330
  Eastman Chemical Co. .......................        3,302          157,464
  Eastman Kodak Co. ..........................       13,329          883,046
  Eaton Corp. ................................        3,108          225,719
  Ecolab, Inc. ...............................        5,473          214,131
  Edison International .......................       14,664          384,014
  El Paso Energy Corp. .......................        9,643          374,269
  Electronic Data Systems Corp. ..............       19,883        1,330,918
  EMC Corp. ..................................       42,974        4,694,916
  Emerson Electric Co. .......................       18,351        1,052,889
  Engelhard Corp. ............................        5,315          100,321
  Enron Corp. ................................       30,224        1,341,190
  Entergy Corp. ..............................       10,425          268,444
  Equifax, Inc. ..............................        5,973          140,739
  Exxon Mobil Corp. ..........................      145,859       11,750,766
  Fannie Mae .................................       43,290        2,702,919
  FDX Corp. ..................................       12,610          516,222
  Federated Department Stores, Inc. ..........        8,867          448,338
  Fifth Third Bancorp ........................       13,038          956,663
  First Data Corp. ...........................       17,699          872,782
  First Union Corp. ..........................       41,717        1,368,839
  Firstar Corp. ..............................       41,398          874,533
  FirstEnergy Corp. ..........................        9,842          223,290
  FleetBoston Financial Corp. ................       38,668        1,346,130
  Fleetwood Enterprises, Inc. ................        1,408           29,040
  Florida Progress Corp. .....................        4,146          175,428
  Fluor Corp. ................................        3,191          146,387
  FMC Corp. ..................................        1,292           74,048
  Ford Motor Co. .............................       51,015        2,726,114
  Fort James Corp. ...........................        9,138          250,153
  Fortune Brands, Inc. .......................        6,930          229,123
  Foster Wheeler Corp. .......................        1,720           15,265
  FPL Group, Inc. ............................        7,570          324,091
  Franklin Resources, Inc. ...................       10,649          341,434
  Freddie Mac ................................       29,361        1,381,802
  Freeport-McMoran Copper & Gold, Inc. Cl B ..        6,905          145,868
  Gannett Co., Inc. ..........................       11,774          960,317
  Gap, Inc. ..................................       36,162        1,663,452
  Gateway, Inc. ..............................       13,382          964,340
  General Dynamics Corp. .....................        8,511          448,955
  General Electric Co. .......................      138,571       21,443,862
  General Instrument Corp. ...................        7,350          624,750
  General Mills, Inc. ........................       12,833          458,780
  General Motors Corp. .......................       27,039        1,965,397
  Genuine Parts Co. ..........................        7,510          186,342
  Georgia-Pacific Group ......................        7,222          366,517
  Gillette Co. ...............................       45,303        1,865,917
  Global Crossing Ltd. .......................       32,051        1,602,550
  Golden West Financial Corp. ................        6,826          228,671
  Goodrich (B.F.) Co. ........................        4,643          127,683
  Goodyear Tire & Rubber Co. .................        6,603          186,122
  GPU, Inc. ..................................        5,213          156,064
  Grainger (W.W.), Inc. ......................        3,944          188,573
  Great Atlantic & Pacific Tea, Inc. .........        1,618           45,102
  Great Lakes Chemical Corp. .................        2,429           92,757
  GTE Corp. ..................................       41,043        2,896,097
  Guidant Corp. ..............................       12,981          610,107
  Halliburton Holdings Co. ...................       18,657          750,944
  Harcourt General, Inc. .....................        2,999          120,710
  Harrah's Entertainment, Inc. ...............        5,431          143,582
  Hartford Financial Svs Gp, Inc. ............        9,360          443,430
  Hasbro, Inc. ...............................        8,184          156,008
  HealthSouth Corp. ..........................       16,313           87,682
  Heinz (H.J.) Co. ...........................       15,136          602,602
  Helmerich & Payne, Inc. ....................        2,081           45,392
  Hercules, Inc. .............................        4,490          125,159
  Hershey Food Corp. .........................        5,844          277,590
  Hewlett-Packard Co. ........................       43,037        4,903,528
  Hilton Hotels Corp. ........................       15,577          149,929
  Home Depot, Inc. ...........................       97,239        6,666,949
  Homestake Mining Co. .......................       10,992           85,875
  Honeywell International, Inc. ..............       33,433        1,928,666
  Household International Corp. ..............       19,856          739,636
  Humana, Inc. ...............................        7,075           57,927
  Huntington Bancshares, Inc. ................        9,704          231,683
  Ikon Office Solutions, Inc. ................        6,298           42,905
  Illinois Tool Works, Inc. ..................       12,691          857,436
  IMS Health, Inc. ...........................       13,005          353,573
  Inco Ltd. ..................................        8,107          190,515
  Ingersoll Rand Co. .........................        6,909          380,427
  Intel Corp. ................................      141,106       11,614,788
  International Business Machines Corp. ......       76,132        8,222,256
  International Flavors &
    Fragrances, ..............................        4,439          167,572
  International Paper Co. ....................       17,488          986,979
  Interpublic Group of Cos.,Inc ..............       11,853          683,770
  ITT Industries, Inc. .......................        3,713          124,153
  Jefferson-Pilot Corp. ......................        4,423          301,870
  Johnson & Johnson ..........................       58,730        5,469,231
  Johnson Controls, Inc. .....................        3,604          204,978
  Jostens, Inc. ..............................        1,409           34,256

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                   Shares               Value
                                                  --------           -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Kansas City Southern Inds. .................       4,668           $   348,350
  Kaufman & Broad Home Corp ..................       2,017                48,786
  Kellogg Co. ................................      17,122               527,572
  Kerr-McGee Corp. ...........................       3,646               226,052
  KeyCorp. ...................................      18,892               417,986
  Kimberly Clark Corp. .......................      22,990             1,500,098
  KLA Tencor Corp. ...........................       3,799               423,114
  Kmart Corp. ................................      20,851               209,813
  Knight-Ridder, Inc. ........................       3,545               210,928
  Kohl's Corp. ...............................       6,882               496,794
  Kroger Co. .................................      35,138               663,230
  Legget & Platt, Inc. .......................       8,290               177,717
  Lehman Brothers Holdings, Inc. .............       5,069               429,281
  Lexmark Intl Group Inc. Cl A ...............       5,394               488,157
  Lilly (Eli) & Co. ..........................      46,058             3,062,857
  Limited, Inc. ..............................       9,068               392,758
  Lincoln National Corp. .....................       8,256               330,240
  Liz Claiborne, Inc. ........................       2,497                93,950
  Lockheed Martin Corp. ......................      16,723               365,816
  Loews Corp. ................................       4,479               271,819
  Longs Drug Stores Corp. ....................       1,658                42,797
  Louisiana-Pacific Corp. ....................       4,496                64,068
  Lowe's Companies, Inc. .....................      16,139               964,305
  LSI Logic Corp. ............................       6,297               425,048
  Lucent Technologies, Inc. ..................     132,325             9,899,564
  Mallinckrodt, Inc. .........................       2,939                93,497
  Manor Care, Inc. ...........................       4,352                69,632
  Marriott International, Inc. Cl A ..........      10,507               331,627
  Marsh & McLennan Co., Inc. .................      11,281             1,079,451
  Masco Corp. ................................      18,879               479,055
  Mattel, Inc. ...............................      17,771               233,244
  May Department Stores Co. ..................      14,112               455,112
  Maytag Corp. ...............................       3,566               171,168
  MBIA, Inc. .................................       4,206               222,129
  MBNA Corp. .................................      33,863               922,767
  McDermott International, Inc. ..............       2,506                22,711
  McDonald's Corp. ...........................      57,186             2,305,311
  McGraw-Hill Cos., Inc. .....................       8,282               510,378
  MCI WorldCom, Inc. .........................     119,877             6,360,973
  McKesson HBOC, Inc. ........................      11,893               268,336
  Mead Corp. .................................       4,335               188,302
  MediaOne Group, Inc. .......................      25,847             1,985,373
  Medtronic, Inc. ............................      50,482             1,839,438
  Mellon Financial Corp. .....................      21,483               731,765
  Merck & Co., Inc. ..........................      98,720             6,620,410
  Meredith Corp. .............................       2,200                91,713
  Merrill Lynch & Co., Inc. ..................      15,655             1,307,193
  MGIC Investment Corp. ......................       4,465               268,737
  Micron Technology, Inc. ....................      11,397               886,117
  Microsoft Corp. ............................     217,931            25,443,402
  Milacron, Inc. .............................       1,559                23,970
  Millipore Corp. ............................       1,900                73,388
  Minnesota Mining & Mfg. Co. ................      16,950             1,658,981
  Mirage Resorts, Inc. .......................       8,160               124,950
  Molex, Inc. ................................       6,620               375,271
  Monsanto Co. ...............................      26,802               954,821
  Morgan (J.P.) & Co., Inc. ..................       7,313               926,009
  Morgan Stanley Dean Witter .................      23,523             3,357,908
  Motorola, Inc. .............................      25,725             3,788,006
  Nabisco Group Holdings Corp. ...............      13,775               146,359
  NACCO Industries, Inc. Cl A ................         362                20,114
  National City Corp .........................      26,040               616,823
  National Semiconductor Corp ................       7,244               310,134
  National Service Industries ................       1,720                50,740
  Navistar International Corp ................       2,685               127,202
  Network Appliance, Inc. ....................       6,307               523,875
  New Century Energies, Inc. .................       4,880               148,230
  New York Times Co. Cl A ....................       7,233               355,321
  Newell Rubbermaid, Inc. ....................      11,912               345,448
  Newmont Mining Corp. .......................       7,079               173,436
  Nextel Communications, Inc. Cl A ...........      15,349             1,582,866
  Niagara Mohawk Holdings, Inc. ..............       7,910               110,246
  Nicor, Inc. ................................       1,991                64,708
  Nike, Inc. Cl B ............................      11,827               586,176
  Nordstrom, Inc. ............................       5,852               153,249
  Norfolk Southern Corp. .....................      16,076               329,558
  Nortel Networks Corp. ......................      56,409             5,697,309
  Northern States Power Co. ..................       6,538               127,491
  Northern Trust Corp. .......................       9,401               498,253
  Northrop Grumman Corp. .....................       2,931               158,457
  Novell, Inc. ...............................      14,067               561,801
  Nucor Corp. ................................       3,697               202,642
  Occidental Petroleum Corp. .................      15,524               335,707
  Office Depot, Inc. .........................      13,903               152,064
  Old Kent Financial Corp. ...................       4,972               175,885
  Omnicom Group, Inc. ........................       7,494               749,400
  Oneok, Inc. ................................       1,336                33,567
  Oracle Corp. ...............................      60,128             6,738,094
  Owens Corning ..............................       2,315                44,708
  Owens-Illinois, Inc. .......................       6,340               158,896
  Paccar, Inc. ...............................       3,298               146,143
  Pactiv Corp. ...............................       7,237                76,893
  Paine Webber Group, Inc. ...................       6,028               233,962
  Pall Corp. .................................       5,253               113,268
  Parametric Technology Corp. ................      11,372               307,755
  Parker Hannifin Corp. ......................       4,730               242,708
  Paychex, Inc. ..............................      10,415               416,600
  PE Corp-PE Biosystems Group ................       4,358               524,322
  Peco Energy Co. ............................       7,847               272,683
  Penney (J.C.) Co., Inc. ....................      10,991               219,133
  Peoples Energy Corp. .......................       1,498                50,183
  Peoplesoft, Inc. ...........................      10,392               221,480
  Pep Boys-Manny, Moe & Jack .................       2,221                20,267
  PepsiCo, Inc. ..............................      61,481             2,167,205
  Perkin Elmer, Inc. .........................       1,936                80,707
  Pfizer, Inc. ...............................     163,501             5,303,564
  PG & E Corp. ...............................      16,217               332,449
  Pharmacia & Upjohn, Inc. ...................      21,899               985,455
  Phelps Dodge Corp. .........................       3,421               229,605
  Phillip Morris Cos., Inc. ..................      99,933             2,317,196
  Phillips Petroleum Co. .....................      10,697               502,759
  Pinnacle West Capital Corp. ................       3,579               109,383
  Pitney Bowes, Inc. .........................      11,203               541,245
  Placer Dome, Inc. ..........................      13,752               147,834
  PNC Bank Corp. .............................      12,417               552,557
  Polaroid Corp. .............................       1,873                35,236
  Potlatch Corp. .............................       1,222                54,532
  PP&L Resources, Inc. .......................       6,069               138,828
  PPG Industries, Inc. .......................       7,340               459,209
  Praxair, Inc. ..............................       6,713               337,748
  Price (T. Rowe) Associates, Inc. ...........       5,053               186,645
  Proctor & Gamble Co. .......................      55,503             6,081,047
  Progressive Corp. of Ohio ..................       3,116               227,858
  Providian Financial Corp. ..................       5,996               546,011
  Public Svc. Enterprise Group, Inc. .........       9,232               321,389
  Pulte Corp. ................................       1,826                41,085
  Quaker Oats Co. ............................       5,651               370,847
  Qualcomm, Inc. .............................      27,868             4,911,735

  The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                   Shares               Value
                                                  --------           -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Quintiles Transnational Corp. ..............       4,855          $    90,728
  Ralston Purina Co. .........................      13,660              380,773
  Raytheon Co. Cl B ..........................      14,293              379,658
  Reebok International Ltd. ..................       2,357               19,298
  Regions Financial Corp. ....................       9,235              232,029
  Reliant Energy, Inc. .......................      12,488              285,663
  Republic New York Corp. ....................       4,428              318,816
  Reynolds Metals Co. ........................       2,655              203,439
  Rite-Aid Corp. .............................      10,936              122,347
  Rockwell Intl., Corp. ......................       8,034              384,628
  Rohm & Haas Co. ............................       9,244              376,115
  Rowan Cos., Inc. ...........................       3,517               76,275
  Royal Dutch Petroleum Co. N.Y ..............      90,563            5,473,401
  Russell Corp. ..............................       1,408               23,584
  Ryder System, Inc ..........................       2,712               66,275
  Safeco Corp. ...............................       5,491              136,589
  Safeway, Inc. ..............................      21,489              764,203
  Sara Lee Corp. .............................      38,378              846,715
  SBC Communications, Inc. ...................     144,078            7,023,803
  Schering-Plough Corp. ......................      62,046            2,617,566
  Schlumberger, Ltd. .........................      23,222            1,306,238
  Scientific-Atlanta, Inc. ...................       3,318              184,564
  Scottish Power plc -- ADR ...................          *                    9
  Seagate Technology .........................       8,798              409,657
  Seagram Ltd. ...............................      18,309              822,761
  Sealed Air Corp. New .......................       3,527              182,743
  Sears Roebuck & Co. ........................      15,963              485,874
  Sempra Energy ..............................      10,151              176,374
  Service Corp. International ................      11,490               79,712
  Shared Medical Systems Corp. ...............       1,128               57,458
  Sherwin-Williams Co. .......................       7,006              147,126
  Sigma-Aldrich Corp. ........................       4,261              128,096
  Silicon Graphics, Inc. .....................       7,763               76,174
  SLM Holding Corp ..........................       6,719              283,878
  Snap-On, Inc. ..............................       2,472               65,663
  Solectron Corp. ............................      12,373            1,176,982
  Southern Co. ...............................      28,428              668,058
  Southtrust Corp. ...........................       7,087              267,977
  Southwest Airlines Co. .....................      21,305              344,875
  Springs Industries, Inc. ...................         755               30,153
  Sprint Corp. (FON Group) ...................      36,805            2,477,437
  Sprint Corp. (PCS Group) ...................      18,201            1,865,603
  St. Jude Medical, Inc. .....................       3,554              109,063
  St. Paul Companies, Inc. ...................       9,598              323,333
  Stanley Works ..............................       3,799              114,445
  Staples, Inc. ..............................      19,616              407,032
  State Street Corp. .........................       6,757              493,683
  Summit Bancorp .............................       7,381              226,043
  Sun Microsystems, Inc. .....................      65,975            5,108,939
  Sunoco, Inc. ...............................       3,811               89,559
  Suntrust Banks, Inc. .......................      13,514              929,932
  Supervalu, Inc. ............................       5,896              117,920
  Synovus Financial Corp. ....................      11,817              234,863
  Sysco Corp. ................................      13,911              550,354
  Tandy Corp. ................................       8,165              401,616
  Tektronix, Inc. ............................       1,978               76,895
  Tellabs, Inc. ..............................      16,990            1,090,546
  Temple-Inland, Inc. ........................       2,347              154,755
  Tenet Healthcare Corp. .....................      13,151              309,049
  Teradyne, Inc. .............................       7,222              476,652
  Texaco, Inc. ...............................      23,358            1,268,631
  Texas Instruments, Inc. ....................      33,872            3,281,350
  Texas Utilities Co. ........................      11,674              415,157
  Textron, Inc. ..............................       6,282              481,751
  Thermo Electron Corp. ......................       6,683              100,245
  Thomas & Betts Corp. .......................       2,442               77,839
  Time Warner, Inc. ..........................      54,336            3,935,964
  Times Mirror Co. ...........................       2,551              170,917
  Timken Co. .................................       2,615               53,444
  TJX Companies, Inc. ........................      13,096              267,650
  Torchmark Corp. ............................       5,555              161,442
  Tosco Corp. ................................       6,079              165,273
  Toys R Us, Inc. ............................      10,338              147,963
  Transocean Sedco Forex, Inc. ...............       4,496              151,452
  Tribune Co. ................................      10,036              552,607
  Tricon Global Restaurants, Inc. ............       6,484              250,445
  TRW, Inc. ..................................       5,136              266,751
  Tupperware Corp. ...........................       2,433               41,209
  Tyco International Ltd. ....................      71,322            2,772,643
  U.S. Bancorp ...............................      30,732              731,806
  U.S. West, Inc. ............................      21,341            1,536,552
  Unicom Corp. ...............................       9,187              307,765
  Unilever N.V ...............................      24,140            1,314,121
  Union Carbide Corp. ........................       5,653              377,338
  Union Pacific Corp. ........................      10,498              457,975
  Union Pacific Resources Group, Inc. ........      10,645              135,724
  Union Planters Corp. .......................       5,956              234,890
  Unisys Corp. ...............................      13,073              417,519
  United Healthcare Corp. ....................       7,169              380,853
  United Technologies Corp. ..................      20,219            1,314,235
  Unocal Corp. ...............................      10,238              343,613
  UNUMProvident Corp. ........................      10,137              325,018
  US Airways Group Inc. ......................       3,022               96,893
  UST, Inc. ..................................       7,226              182,005
  USX-Marathon Group .........................      13,123              323,974
  USX-U.S. Steel Group .......................       3,729              123,057
  V F Corp....................................       4,989              149,670
  Viacom, Inc. Cl B ..........................      29,437            1,779,099
  Vulcan Materials Co. .......................       4,226              168,776
  W.R. Grace & Co. ...........................       3,004               41,681
  Wachovia Corp. .............................       8,563              582,284
  Wal-Mart Stores, Inc. ......................     187,949           12,991,975
  Walgreen Co. ...............................      42,382            1,239,674
  Warner-Lambert Co. .........................      36,265            2,971,463
  Washington Mutual, Inc. ....................      24,382              633,932
  Waste Management, Inc. .....................      26,170              449,797
  Watson Pharmaceuticals, Inc. ...............       4,045              144,862
  Wellpoint Health Networks Inc. .............       2,688              177,240
  Wells Fargo & Company ......................      69,362            2,804,826
  Wendy's International, Inc. ................       5,050              104,156
  Westvaco Corp. .............................       4,236              138,200
  Weyerhaeuser Co. ...........................       9,919              712,308
  Whirlpool Corp. ............................       3,143              204,491
  Willamette Industries, Inc. ................       4,712              218,814
  Williams Cos., Inc. ........................      18,361              561,158
  Winn-Dixie Stores, Inc. ....................       6,277              150,256
  Worthington Industries, Inc. ...............       3,764               62,341
  Wrigley (Wm.) Jr. Co. ......................       4,889              405,481
  Xerox Corp. ................................      28,055              636,498
  Xilinx, Inc. ...............................      13,506              614,102
  Yahoo!, Inc. ...............................      11,118            4,810,620
                                                                    -----------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $214,258,334) 58.7% ...................................... 520,124,650
                                                                    -----------

----------
*  Fractional share attributable to Corporate Action.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                                   Face
                                                                           Rate     Maturity      Amount          Value
                                                                          -------  ---------    -----------  --------------
INDEXED ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
   U.S. Treasury Bill (a)..............................................    5.15%    01/13/00     $1,000,000    $    998,275
                                                                                                               ------------
COMMERCIAL PAPER (0.1%)
   UBS Finance (Delw.) Inc.............................................    4.00     01/03/00        560,000         559,876
                                                                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,558,151) 0.2%.................................................................................       1,558,151
                                                                                                               ------------
TOTAL INDEXED ASSETS
   (Cost: $215,816,485) 58.9%..............................................................................    $521,682,801
                                                                                                               ------------

---------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1999:


                                                                                   Expiration    Underlying Face   Unrealized
                                                                                      Date       Amount at Value      Gain
                                                                                 -------------   ---------------   ----------
PURCHASED
  4 S&P 500 Stock Index Futures Contracts ......................................   March 2000      $1,484,200       $41,713
                                                                                                   ==========       =======

     The face value of futures purchased and outstanding as percentage of total investment in securities: 0.2%.

----------------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                   Shares               Value
                                                  --------          -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.8%)
  Cabot Corp. ..............................       50,100           $ 1,020,787
  Lone Star Technologies, Inc.* ............       82,600             2,302,475
  Newmont Mining Corp.......................       38,500               943,250
  Placer Dome, Inc. ........................       70,000               752,500
  Praxair, Inc. ............................       38,800             1,952,125
                                                                    -----------
                                                                      6,971,137
                                                                    -----------
CONSUMER, CYCLICAL (4.9%)
  eBay, Inc.* ..............................       12,261             1,534,924
  Abercrombie & Fitch Co. Cl A* ............       35,151               938,092
  Bed Bath & Beyond, Inc.* .................       65,477             2,275,326
  BJ Services Co * .........................       23,065               964,405
  BJ's Wholesale Club, Inc.* ...............       92,990             3,394,135
  CNET, Inc.* ..............................       27,208             1,544,054
  Cox Radio, Inc.* .........................       16,092             1,605,177
  Dayton-Hudson Corp........................       31,200             2,291,250
  Diedrich Coffee, Inc.* ...................      212,900               864,906
  Ethan Allen Interiors, Inc................       45,521             1,459,517
  Ford Motor Co.............................       18,000               961,875
  Furniture Brands Intl., Inc.* ............       12,150               267,300
  Gannett Co., Inc .........................       34,100             2,781,281
  Linens'n Things, Inc.* ...................       52,028             1,541,330
  Mandalay Resort Group ....................       91,000             1,831,375
  Masco Corp. ..............................       89,000             2,258,375
  Meredith Corp. ...........................       28,800             1,200,600
  Nordstrom, Inc. ..........................       51,900             1,359,131
  Outback Steakhouse, Inc.* ................       55,894             1,449,751
  Skywest, Inc. ............................       17,462               488,936
  Telewest Communications plc--ADR* ........       39,272             2,169,778
  The Cheesecake Factory, Inc.* ............       33,800             1,183,000
  The Men's Wearhouse, Inc.* ...............       32,600               957,625
  Tiffany & Co. ............................       35,808             3,195,864
  TJX Companies ............................       21,900               447,581
  True North Communications, Inc. ..........       23,000             1,027,813
  Young & Rubicam, Inc. ....................       43,605             3,085,054
                                                                    -----------
                                                                     43,078,455
                                                                    -----------
CONSUMER, NON-CYCLICAL (2.8%)
  Albertson's, Inc. ........................       50,300             1,622,175
  American Home Products Corp. .............       18,600               733,538
  Baxter International, Inc. ...............       18,000             1,130,625
  Bestfoods ................................       29,800             1,566,362
  Cardinal Health, Inc. ....................       27,900             1,335,712
  Cygnus, Inc.* ............................       50,000               912,500
  Diageo plc-- Sponsored ADR ...............       26,000               832,000
  Dura Pharmaceuticals, Inc.* ..............       68,900               960,294
  Enzon, Inc.* .............................       26,200             1,136,425
  Forest Laboratories, Inc.* ...............       44,172             2,713,817
  Fort James Corp. .........................       56,000             1,533,000
  IDEC Pharmaceuticals Corp.* ..............        7,288               716,046
  Lilly (Eli) & Co..........................       17,500             1,163,750
  Medimmune, Inc.* .........................       14,206             2,356,420
  Medquist, Inc.* ..........................       14,858               383,522
  Minimed, Inc.* ...........................       29,200             2,138,900
  SangStat Medical Corp.* ..................       36,300             1,079,925
  Sepracor, Inc.* ..........................        9,041               896,754
  US Foodservice* ..........................       55,000               921,250
  Williams-Sonoma, Inc.* ...................       15,544               715,024
                                                                    -----------
                                                                     24,848,039
                                                                    -----------
ENERGY (2.1%)
  BP Amoco Corp. ...........................       43,668             2,590,058
  Calpine Corp.* ...........................       50,484             3,230,976
  Exxon Mobil Corp. ........................       24,290             1,956,863
  Midcoast Energy Res., Inc. ...............       14,000               234,500
  Nabors Industries, Inc.* .................       50,100             1,549,969
  Quanta Services, Inc.* ...................       40,100             1,132,825
  Schlumberger, Ltd. .......................       38,600             2,171,250
  Total Fina S.A ...........................       24,985             1,730,211
  Transocean Sedco Forex, Inc. .............        7,473               251,745
  USX-Marathon Group .......................       67,700             1,671,344
  Varco International, Inc.* ...............       70,710               720,358
  Weatherford International, Inc.* .........       30,100             1,202,119
                                                                    -----------
                                                                     18,442,218
                                                                    -----------
FINANCIAL (4.8%)
  American General Corp. ...................       13,400             1,016,725
  American Int'l. Group, Inc. ..............       37,100             4,011,437
  Arden Realty Group .......................       66,400             1,332,150
  Bank of America Corp. ....................       57,063             2,863,849
  Boston Properties, Inc. ..................       30,100               936,863
  Citigroup, Inc. ..........................      141,150             7,842,647
  Compass Bancshares Inc., .................       33,800               754,163
  Cullen/Frost Bankers, Inc. ...............       32,600               839,450
  Equity Res. Pptys. Tr. Co ................       32,600             1,391,613
  Fannie Mae ...............................       28,000             1,748,250
  FleetBoston Financial Corp. ..............       45,200             1,573,525
  HCC Insurance Holdings, Inc. .............       63,900               842,681
  Heller Financial, Inc. ...................       65,100             1,306,069
  Kimco Realty Corp. .......................       33,800             1,144,975
  Mack-Cali Realty Corp. ...................       46,300             1,206,694
  Morgan Stanley Dean Witter ...............       23,300             3,326,075
  Natl. Commerce Bancorp ...................       33,011               748,937
  Providian Financial Corp. ................       21,700             1,976,056
  SL Green Realty Corp. ....................       76,400             1,661,700
  Spieker Pptys., Inc. .....................       40,100             1,461,144
  Vornado Rlty. Trust ......................       40,100             1,303,250
  Washington Mutual, Inc. ..................       57,329             1,490,554
  Wells Fargo & Company ....................       36,700             1,484,056
                                                                    -----------
                                                                     42,262,863
                                                                    -----------
INDUSTRIAL (5.9%)
  Applied Materials, Inc.* .................       68,700             8,703,431
  Asyst Technologies, Inc.* ................       20,000             1,311,250
  BISYS Group, Inc.* .......................       28,600             1,866,150
  Caterpillar, Inc. ........................       25,800             1,214,212
  Citadel Communications, Corp.* ...........       22,652             1,469,548
  Coinstar, Inc.* ..........................       41,657               583,198
  CommScope, Inc.* .........................       23,500               947,344
  Computer Sciences Corp.* .................       21,000             1,987,125
  Conexant Systems, Inc.* ..................       43,326             2,875,763
  Covenant Transport, Inc. Cl A* ...........       57,600             1,000,800
  CSG Systems Intl., Inc.* .................       23,800               949,025
  Dycom Industries, Inc.* ..................       27,000             1,189,687
  Emerson Electric Co. .....................       17,800             1,021,275
  EOG Resources, Inc. ......................       35,268               619,394
  FactSet Research Systems, Inc. ...........       23,624             1,881,061
  Forward Air Corporation* .................       66,099             2,867,044
  Honeywell International, Inc. ............       23,300             1,344,119
  Hooper Holmes, Inc. ......................      102,333             2,635,075
  Kent Electronics Corp.* ..................       31,800               723,450
  Kulicke and Soffa Industries, Inc.* ......       27,000             1,149,188
  Mettler-Toledo International, Inc.* ......       27,270             1,041,373
  Official Payments Corp.* .................       16,000               832,000
  Pittway Corp. ............................       11,399               510,818
  PRI Automation, Inc.* ....................       25,263             1,695,779
  Radio One, Inc.* .........................       16,000             1,472,000

-------------
*  Non-income producing security

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                 Shares               Value
                                                --------           -----------
ACTIVE ASSETS (CONTINUED):
INDUSTRIAL (CONTINUED)
  Salem Communications Corp. Cl A* .......        21,725           $    491,528
  SDL, Inc.* .............................         9,250              2,016,500
  Semtech Corp.* .........................        52,600              2,741,775
  Spartech Corp...........................        43,000              1,386,750
  Swift Transportation Co., Inc.* ........        56,300                992,288
  U.S. Xpress Enterprises, Inc. Cl A* ....        57,600                424,800
  Williams Cos., Inc. ....................        61,000              1,864,312
                                                                   ------------
                                                                     51,808,062
                                                                   ------------
TECHNOLOGY (16.2%)
  3Com Corp* .............................        72,600              3,412,200
  Altera Corp.* ..........................        45,342              2,247,263
  ANTEC Corp.* ...........................        34,673              1,265,564
  Applied Micro Circuits, Corp.* .........        39,824              5,067,604
  ASM Lithography Holding NV* ............        24,776              2,818,270
  AT&T Corp. .............................        37,000              1,877,750
  Atmel Corp.* ...........................       152,400              4,505,325
  ATMI, Inc.* ............................        34,052              1,125,844
  Aware, Inc.* ...........................        16,398                596,477
  Broadcom Corp.* ........................         5,959              1,623,083
  Business Objects S.A.-Sp ADR* ..........         9,000              1,202,625
  Ciena Corp.* ...........................        55,000              3,162,500
  Cisco Systems, Inc.* ...................       289,500             31,012,687
  Compaq Computer Corp....................       181,500              4,911,844
  Critical Path, Inc.* ...................        25,100              2,368,812
  Dallas Semiconductor Corp...............        14,313                922,294
  Digital Island, Inc.* ..................        14,000              1,331,750
  Dionex Corp* ...........................        33,800              1,392,137
  Documentum, Inc.* ......................        12,400                742,450
  E-Speed, Inc. Cl A* ....................        35,000              1,244,687
  Efficient Networks, Inc.* ..............        21,400              1,455,200
  Emulex Corp.* ..........................        18,000              2,025,000
  Exodus Communications, Inc.* ...........        20,028              1,778,737
  Hewlett-Packard Co......................        12,900              1,469,794
  Intel Corp. ............................       106,000              8,725,125
  Intl. Business Machines Corp. ..........        19,600              2,116,800
  Intuit, Inc.* ..........................        83,379              4,997,529
  JDA Software Group, Inc.* ..............        85,000              1,391,875
  Lattice Semiconductor Corp.* ...........        24,278              1,144,101
  Legato Systems, Inc.* ..................        45,100              3,103,444
  Linear Technology Corp. ................       106,315              7,608,167
  Manugistics Group, Inc.* ...............        37,000              1,195,563
  Maxim Integrated Products, Inc* ........       162,400              7,663,250
  McLeod USA, Inc. Cl A* .................        28,957              1,704,843
  Microchip Technology, Inc.* ............        35,281              2,414,543
  Microsoft Corp.* .......................        18,800              2,194,900
  Networks Associates, Inc* ..............        58,900              1,571,894
  Novellus Systems, Inc.* ................        15,000              1,837,970
  Parametric Technology Corp.* ...........       118,000              3,193,375
  Protein Design Labs, Inc.* .............        11,015                771,050
  Sawtek, Inc.* ..........................        19,000              1,264,687
  Varian Semiconductor Equipment
    Associates, Inc.* ....................        35,000              1,190,000
  Vignette Corporation* ..................         9,466              1,542,958
  Vitesse Semiconductor Corp.* ...........        19,173              1,005,384
  Waters Corp.* ..........................        22,177              1,175,381
  Xerox Corp. ............................        62,000              1,406,625
  Xilinx, Inc.* ..........................       108,000              4,910,630
                                                                   ------------
                                                                    143,689,991
                                                                   ------------
UTILITIES (2.0%)
  El Paso Energy Corp. ...................        34,000              1,319,625
  GTE Corp ..............................        28,000              1,975,750
  Illinova Corp. .........................        40,100              1,393,475
  ITC DeltaCom, Inc.* ....................        56,418              1,558,547
  Kinder Morgan, Inc. ....................        60,000              1,211,250
  MCI WorldCom, Inc.* ....................        29,162              1,547,382
  MDU Resources Group ....................        48,800                976,000
  Montana Pwr. Co. .......................        38,800              1,399,225
  NSTAR ..................................        27,615              1,118,407
  SBC Communications, Inc. ...............        27,400              1,335,750
  SIGCORP, Inc. ..........................        38,800                882,700
  Time Warner Telecom, Inc. Cl A* ........        31,000              1,548,062
  Western Wireless Corp. Cl A* ...........        33,800              2,256,150
                                                                   ------------
                                                                     18,522,323
                                                                   ------------
TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $223,407,634) 39.5% ....................................   349,623,088
                                                                    -----------

----------------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                                   Face
                                                                          Rate     Maturity       Amount         Value
                                                                          ----     --------     ----------    ------------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
  U.S. Treasury Bill..................................................    5.17%    01/13/00     $1,800,000    $  1,796,888
  U.S. Treasury Bill..................................................    5.17     01/13/00        100,000          99,827
                                                                                                              ------------
                                                                                                                 1,896,715
                                                                                                              ------------
COMMERCIAL PAPER (1.4%)
  Abbott Laboratories.................................................    6.25     01/13/00      1,164,000       1,161,570
  AES Barbers Pt., Inc. ..............................................    6.60     01/12/00      1,000,000         997,981
  Countrywide Credit Industries, Inc. ................................    5.25     01/07/00        700,000         699,387
  Exxon Asset Management Corp. .......................................    6.47     01/06/00      3,000,000       2,997,302
  General Electric Capital Corp. .....................................    6.52     01/12/00      4,580,000       4,570,861
  Merrill Lynch & Co., Inc. ..........................................    5.55     01/27/00      1,000,000         995,990
  Toronto Dominion Hldgs, Inc. .......................................    5.94     01/27/00        700,000         696,995
  UBS Finance (Delw.) Inc. ...........................................    4.00     01/03/00        110,000         109,976
                                                                                                              ------------
                                                                                                                12,230,062
                                                                                                              ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
  (Cost: $14,126,777) 1.6% ................................................................................     14,126,777
                                                                                                              ------------
TOTAL ACTIVE ASSETS
  (Cost: $237,534,411) 41.1% ..............................................................................    363,749,865
                                                                                                              ------------
TOTAL INVESTMENTS
  (Cost: $453,350,896) 100.0% .............................................................................   $885,432,666
                                                                                                              ============

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS
COMMON STOCKS
  3Com Corp. .................................      16,269          $   764,643
  Abbott Laboratories ........................      72,488            2,632,221
  Adaptec, Inc. ..............................       4,815              240,148
  ADC Telecommunications, Inc. ...............       7,054              511,856
  Adobe Systems, Inc. ........................       5,668              381,173
  Advanced Micro Devices, Inc. ...............       6,941              200,855
  AES Corp. ..................................       9,731              727,392
  Aetna, Inc. ................................       7,057              393,869
  Aflac, Inc. ................................      12,548              592,109
  Air Products & Chemicals, Inc. .............      10,812              362,878
  Alberto-Culver Co. Cl B ....................       2,656               68,558
  Albertson's, Inc. ..........................      19,971              644,065
  Alcan Aluminum Ltd. ........................      10,333              425,590
  ALCOA, Inc. ................................      17,277            1,433,991
  Allegheny Technologies, Inc. ...............       4,411               98,972
  Allergan, Inc. .............................       6,200              308,450
  Allied Waste Industries, Inc. ..............       8,905               78,475
  Allstate Corp. .............................      37,976              911,424
  Alltel Corp. ...............................      14,803            1,224,023
  Alza Corp. .................................       4,837              167,481
  Amerada Hess Corp .........................       4,276              242,663
  Ameren Corp. ...............................       6,470              211,893
  America Online, Inc. .......................     105,408            7,951,716
  American Electric Power,  Inc. .............       9,152              294,008
  American Express Co. .......................      21,109            3,509,371
  American General Corp. .....................      11,652              884,096
  American Greetings Corp. Cl A ..............       3,042               71,867
  American Home Products Corp. ...............      61,568            2,428,088
  American Int'l. Group, Inc. ................      73,003            7,893,449
  Amgen, Inc. ................................      48,167            2,893,030
  AMR Corp, ..................................       6,982              467,794
  Amsouth Bancorporation .....................      18,441              356,142
  Anadarko Petroleum Corp. ...................       6,013              205,194
  Analog Devices, Inc. .......................       8,245              766,785
  Andrew Corp. ...............................       3,869               73,269
  Anheuser-Busch Cos., Inc. ..................      21,939            1,554,927
  Aon Corp. ..................................      12,101              484,040
  Apache Corp. ...............................       5,379              198,687
  Apple Computer, Inc. .......................       7,586              779,936
  Applied Materials, Inc. ....................      17,843            2,260,485
  Archer-Daniels-Midland Co. .................      28,686              349,611
  Armstrong World Inds., Inc. ................       1,907               63,646
  Ashland, Inc. ..............................       3,403              112,086
  Associates First Capital Corp. Cl A ........      34,338              942,149
  AT&T Corp. .................................     150,668            7,646,401
  Atlantic Richfield Co. .....................      15,218            1,316,357
  Autodesk, Inc. .............................       2,876               97,065
  Automatic Data Processing, Inc. ............      29,475            1,587,966
  AutoZone, Inc. .............................       6,807              219,951
  Avery Dennison Corp. .......................       5,313              387,185
  Avon Products, Inc. ........................      11,425              377,025
  Baker Hughes, Inc. .........................      15,523              326,953
  Ball Corp. .................................       1,448               57,015
  Bank of America Corp. ......................      80,498            4,039,993
  Bank of New York, Inc. .....................      34,723            1,388,920
  Bank One Corp. .............................      54,078            1,733,876
  Bard (C.R.), Inc. ..........................       2,439              129,267
  Barrick Gold Corp. .........................      18,565              328,368
  Bausch & Lomb, Inc. ........................       2,734              187,108
  Baxter International, Inc. .................      13,718              861,662
  BB & T Corp. ...............................      15,606              427,214
  Bear Stearns Cos., Inc. ....................       5,619              240,212
  Becton Dickinson & Co. .....................      11,803              315,730
  Bed Bath & Beyond, Inc. ....................       6,594              229,142
  Bell Atlantic Corp. ........................      73,217            4,507,422
  BellSouth Corp. ............................      88,756            4,154,890
  Bemis, Inc. ................................       2,490               86,839
  Best Buy, Inc. .............................       9,702              486,919
  Bestfoods ..................................      13,152              691,302
  Bethlehem Steel Corp. ......................       6,184               51,791
  Biomet, Inc. ...............................       5,320              212,800
  Black & Decker Corp. .......................       4,096              214,016
  Block (H. & R.), Inc. ......................       4,615              201,906
  BMC Software, Inc. .........................      11,427              913,446
  Boeing Co. .................................      44,066            1,831,493
  Boise Cascade Corp. ........................       2,717              110,039
  Boston Scientific Corp. ....................      19,554              427,744
  Briggs & Stratton Corp. ....................       1,109               59,470
  Bristol-Myers Squibb Co. ...................      93,536            6,003,842
  Brown-Forman Corp. Cl B ....................       3,230              184,918
  Brunswick Corp. ............................       4,330               96,343
  Burlington Northern Santa Fe Corp. .........      21,546              522,491
  Burlington Resources, Inc. .................      10,255              339,056
  Cabletron Systems, Inc. ....................       8,514              221,364
  Campbell Soup Co. ..........................      20,173              780,443
  Capital One Financial Corp. ................       9,297              447,999
  Cardinal Health, Inc. ......................      13,214              632,620
  Carnival Corp. .............................      29,089            1,390,818
  Carolina Power & Light Co. .................       7,525              229,042
  Caterpillar, Inc. ..........................      16,765              789,003
  CBS Corp. ..................................      35,949            2,298,489
  Cendant Corp. ..............................      33,526              890,534
  Centex Corp. ...............................       2,795               69,002
  Central & South West Corp. .................      10,027              200,540
  CenturyTel, Inc. ...........................       6,586              312,012
  Ceridian Corp. .............................       6,820              147,056
  Champion International Corp. ...............       4,536              280,949
  Charles Schwab Corp. .......................      38,663            1,483,693
  Chase Manhattan Corp. ......................      38,890            3,021,267
  Chevron Corp. ..............................      30,944            2,680,524
  Chubb Corp. ................................       8,296              467,169
  CIGNA Corp. ................................       8,768              706,372
  Cincinnati Financial Corp. .................       7,738              241,329
  CINergy Corp. ..............................       7,493              180,769
  Circuit City Group, Inc. ...................       9,565              431,023
  Cisco Systems, Inc. ........................     154,235           16,522,424
  Citigroup, Inc. ............................     158,982            8,833,438
  Citrix Systems, Inc. .......................       4,225              519,675
  Clear Channel Communications, Inc. .........      15,961            1,424,519
  Clorox Co. .................................      11,147              561,530
  CMS Energy Corp. ...........................       5,460              170,284
  Coastal Corp. ..............................      10,072              356,927
  Coca-Cola Co. ..............................     116,465            6,784,086
  Coca-Cola Enterprises, Inc. ................      20,062              403,748
  Colgate-Palmolive Co. ......................      27,470            1,785,550
  Columbia Energy Group ......................       3,832              242,374
  Columbia/HCA Healthcare Corp. ..............      26,560              778,540
  Comcast Corp. Cl A .........................      35,444            1,792,137
  Comerica, Inc. .............................       7,374              344,274
  Compaq Computer Corp. ......................      80,159            2,169,303
  Computer Associates Intl., Inc. ............      25,416            1,777,532
  Computer Sciences Corp. ....................       7,850              742,806
  Compuware Corp. ............................      16,873              628,519
  Comverse Technology Inc. ...................       3,335              482,741
  Conagra, Inc. ..............................      23,211              523,698
  Conoco, Inc. ...............................      29,529              734,534
  Conseco, Inc. ..............................      15,424              275,704
  Consolidated Edison, Inc. ..................      10,422              359,559

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Consolidated Natural Gas Co. ...............       4,523          $   293,712
  Consolidated Stores Corp. ..................       5,243               85,199
  Constellation Energy Group, Inc. ...........       7,052              204,508
  Cooper Industries, Inc. ....................       4,440              179,543
  Cooper Tire & Rubber Co. ...................       3,576               55,652
  Coors (Adolph) Co. Cl B ....................       1,752               91,980
  Corning, Inc. ..............................      11,542            1,488,197
  Costco Wholesale Corp. .....................      10,460              954,475
  Countrywide Credit Industries, Inc. ........       5,336              134,734
  Crane Co. ..................................       3,107               61,752
  Crown Cork & Seal, Inc. ....................       5,746              128,567
  CSX Corp. ..................................      10,295              323,006
  Cummins Engine Co., Inc. ...................       1,952               94,306
  CVS Corp. ..................................      18,478              737,965
  Dana Corp. .................................       7,757              232,225
  Danaher Corp. ..............................       6,712              323,854
  Darden Restaurants, Inc. ...................       6,197              112,321
  Dayton-Hudson Corp. ........................      20,778            1,525,884
  Deere & Co. ................................      11,019              477,949
  Dell Computer Corp. ........................     119,808            6,110,208
  Delphi Automotive Systems Corp. ............      26,641              419,596
  Delta Air Lines, Inc. ......................       6,265              312,075
  Deluxe Corp. ...............................       3,461               94,961
  Dillard's Inc. Cl A ........................       5,090              102,754
  Disney (Walt) Co. ..........................      97,243            2,844,358
  Dollar General Corp. .......................      12,542              285,331
  Dominion Resources, Inc. ...................       8,997              353,132
  Donnelley (R.R.) & Sons Co. ................       5,962              147,932
  Dover Corp. ................................       9,602              435,691
  Dow Chemical Co. ...........................      10,340            1,381,683
  Dow Jones & Co., Inc. ......................       4,219              286,892
  DTE Energy Co. .............................       6,839              214,574
  Du Pont (E.I.) de Nemours & Co. ............      49,253            3,244,525
  Duke Energy Corp. ..........................      17,243              864,305
  Dun & Bradstreet Corp. .....................       7,586              223,787
  Eastern Enterprises ........................       1,278               73,405
  Eastman Chemical Co. .......................       3,689              175,919
  Eastman Kodak Co. ..........................      14,881              985,866
  Eaton Corp. ................................       3,470              252,009
  Ecolab, Inc. ...............................       6,110              239,054
  Edison International .......................      16,372              428,742
  El Paso Energy Corp. .......................      10,766              417,855
  Electronic Data Systems Corp. ..............      22,198            1,485,879
  EMC Corp. ..................................      47,979            5,241,699
  Emerson Electric Co. .......................      20,488            1,175,499
  Engelhard Corp. ............................       5,934              112,004
  Enron Corp. ................................      33,743            1,497,346
  Entergy Corp. ..............................      11,639              299,704
  Equifax, Inc. ..............................       6,669              157,138
  Exxon Mobil Corp. ..........................     162,843           13,119,039
  Fannie Mae .................................      48,331            3,017,667
  FDX Corp. ..................................      14,078              576,318
  Federated Department Stores, Inc. ..........       9,899              500,518
  Fifth Third Bancorp ........................      14,556            1,068,047
  First Data Corp. ...........................      19,760              974,415
  First Union Corp. ..........................      46,574            1,528,209
  Firstar Corp. ..............................      46,219              976,372
  FirstEnergy Corp. ..........................      10,988              249,290
  FleetBoston Financial Corp. ................      43,171            1,502,891
  Fleetwood Enterprises, Inc. ................       1,540               31,763
  Florida Progress Corp. .....................       4,630              195,907
  Fluor Corp. ................................       3,609              165,563
  FMC Corp. ..................................       1,442               82,645
  Ford Motor Co. .............................      56,954            3,043,479
  Fort James Corp. ...........................      10,202              279,280
  Fortune Brands, Inc. .......................       7,737              255,805
  Foster Wheeler Corp. .......................       1,939               17,209
  FPL Group, Inc. ............................       8,452              361,851
  Franklin Resources, Inc. ...................      11,889              381,191
  Freddie Mac ................................      32,779            1,542,662
  Freeport-McMoran Copper & Gold,
    Inc. Cl B ................................       7,709              162,853
  Gannett Co., Inc. ..........................      13,145            1,072,139
  Gap, Inc. ..................................      40,372            1,857,112
  Gateway, Inc. ..............................      14,911            1,074,524
  General Dynamics Corp. .....................       9,484              500,281
  General Electric Co ........................     154,706           23,940,754
  General Instrument Corp.....................       8,206              697,510
  General Mills, Inc. ........................      14,327              512,190
  General Motors Corp. .......................      30,187            2,194,218
  Genuine Parts Co. ..........................       8,384              208,028
  Georgia-Pacific Group ......................       8,062              409,147
  Gillette Co. ...............................      50,578            2,083,181
  Global Crossing Ltd. .......................      35,783            1,789,150
  Golden West Financial Corp. ................       7,620              255,270
  Goodrich (B.F.) Co. ........................       5,194              142,835
  Goodyear Tire & Rubber Co. .................       7,371              207,770
  GPU, Inc. ..................................       5,820              174,236
  Grainger (W.W.), Inc. ......................       4,403              210,518
  Great Atlantic & Pac. Tea, Inc. ............       1,825               50,872
  Great Lakes Chemical Corp. .................       2,712              103,565
  GTE Corp. ..................................      45,822            3,233,315
  Guidant Corp. ..............................      14,493              681,171
  Halliburton Holdings Co. ...................      20,830              838,408
  Harcourt General, Inc. .....................       3,355              135,039
  Harrah's Entertainment, Inc. ...............       6,063              160,291
  Hartford Financial Svs Gp, Inc..............      10,450              495,069
  Hasbro, Inc. ...............................       9,136              174,155
  HealthSouth Corp. ..........................      18,213               97,895
  Heinz (H.J.) Co. ...........................      16,898              672,752
  Helmerich & Payne, Inc. ....................       2,356               51,390
  Hercules, Inc. .............................       5,013              139,737
  Hershey Food Corp. .........................       6,525              309,938
  Hewlett-Packard Co. ........................      48,048            5,474,469
  Hilton Hotels Corp. ........................      17,391              167,388
  Home Depot, Inc. ...........................     108,561            7,443,214
  Homestake Mining Co. .......................      12,272               95,875
  Honeywell International, Inc. ..............      37,326            2,153,244
  Household International Corp. ..............      22,168              825,758
  Humana, Inc. ...............................       7,899               64,673
  Huntington Bancshares, Inc. ................      10,834              258,662
  Ikon Office Solutions, Inc. ................       7,032               47,906
  Illinois Tool Works, Inc. ..................      14,168              957,226
  IMS Health, Inc. ...........................      14,519              394,735
  Inco Ltd. ..................................       9,051              212,699
  Ingersoll Rand Co. .........................       7,713              424,697
  Intel Corp. ................................     157,536           12,967,182
  International. Business
    Machines Corp. ...........................      84,997            9,179,676
  International. Flavors &
    Fragrances, Inc. .........................       4,956              187,089
  International Paper Co. ....................      19,525            1,101,942
  Interpublic Group of Cos.,Inc. .............      13,233              763,379
  ITT Industries, Inc. .......................       4,145              138,598
  Jefferson-Pilot Corp. ......................       4,938              337,019
  Johnson & Johnson ..........................      65,568            6,106,020
  Johnson Controls, Inc. .....................       4,023              228,808
  Jostens, Inc. ..............................       1,573               38,244
  Kansas City Southern Inds. .................       5,211              388,871
  Kaufman & Broad Home Corp. .................       2,249               54,398
  Kellogg Co. ................................      19,116              589,012

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Kerr-McGee Corp. ...........................       4,077          $   252,774
  KeyCorp ....................................      21,091              466,638
  Kimberly Clark Corp. .......................      25,667            1,674,772
  KLA Tencor Corp. ...........................       4,241              472,341
  Kmart Corp. ................................      23,279              234,245
  Knight-Ridder, Inc. ........................       3,958              235,501
  Kohl's Corp. ...............................       7,683              554,617
  Kroger Co. .................................      39,230              740,466
  Legget & Platt, Inc. .......................       9,255              198,404
  Lehman Brothers Holdings, Inc. .............       5,659              479,247
  Lexmark Intl Group Inc. Cl A ...............       6,023              545,082
  Lilly (Eli) & Co. ..........................      51,421            3,419,497
  Limited, Inc. ..............................      10,124              438,496
  Lincoln National Corp. .....................       9,217              368,680
  Liz Claiborne, Inc. ........................       2,787              104,861
  Lockheed Martin Corp. ......................      18,670              408,406
  Loews Corp. ................................       5,000              303,438
  Longs Drug Stores Corp. ....................       1,869               48,244
  Louisiana-Pacific Corp. ....................       5,019               71,521
  Lowe's Companies, Inc. .....................      18,019            1,076,635
  LSI Logic Corp. ............................       7,017              473,648
  Lucent Technologies, Inc. ..................     147,732           11,052,200
  Mallinckrodt, Inc. .........................       3,281              104,377
  Manor Care, Inc. ...........................       4,859               77,744
  Marriott International, Inc Cl A ...........      11,731              370,260
  Marsh & McLennan Cos., Inc. ................      12,571            1,202,888
  Masco Corp. ................................      21,087              535,083
  Mattel, Inc. ...............................      19,841              260,413
  May Department Stores Co. ..................      15,756              508,131
  Maytag Corp. ...............................       3,981              191,088
  MBIA, Inc. .................................       4,695              247,955
  MBNA Corp. .................................      37,806            1,030,214
  McDermott International, Inc. ..............       2,825               25,602
  McDonald's Corp. ...........................      63,845            2,573,752
  McGraw-Hill Cos., Inc. .....................       9,247              569,846
  MCI WorldCom, Inc. .........................     133,834            7,101,593
  McKesson HBOC, Inc. ........................      13,278              299,585
  Mead Corp. .................................       4,840              210,238
  MediaOne Group, Inc. .......................      28,856            2,216,502
  Medtronic, Inc. ............................      56,360            2,053,618
  Mellon Financial Corp. .....................      23,984              816,955
  Merck & Co., Inc. ..........................     110,215            7,391,293
  Meredith Corp. .............................       2,434              101,467
  Merrill Lynch & Co., Inc. ..................      17,478            1,459,413
  MGIC Investment Corp. ......................       4,984              299,975
  Micron Technology, Inc. ....................      12,724              989,291
  Microsoft Corp. ............................     243,307           28,406,064
  Milacron, Inc. .............................       1,762               27,091
  Millipore Corp. ............................       2,143               82,773
  Minnesota Mining & Mfg. Co. ................      18,924            1,852,187
  Mirage Resorts, Inc. .......................       9,110              139,497
  Molex Inc. .................................       7,393              419,091
  Monsanto Co. ...............................      29,923            1,066,007
  Morgan (J.P.) & Co., Inc. ..................       8,164            1,033,767
  Morgan Stanley Dean Witter .................      26,262            3,748,901
  Motorola, Inc. .............................      28,720            4,229,020
  Nabisco Group Holdings Corp. ...............      15,379              163,402
  NACCO Industries, Inc. Cl A ................         388               21,558
  National City Corp. ........................      29,072              688,643
  National Semiconductor Corp. ...............       8,088              346,268
  National Service Industries ................       1,925               56,788
  Navistar International Corp.................       2,998              142,030
  Network Appliance, Inc. ....................       7,042              584,926
  New Century Energies, Inc. .................       5,448              165,483
  New York Times Co. Cl A ....................       8,075              396,684
  Newell Rubbermaid, Inc. ....................      13,299              385,671
  Newmont Mining Corp. .......................       7,903              193,624
  Nextel Communications, Inc. Cl A ...........      17,136            1,767,150
  Niagara Mohawk Holdings, Inc. ..............       8,831              123,082
  Nicor, Inc. ................................       2,245               72,963
  Nike, Inc. Cl B ............................      13,205              654,473
  Nordstrom, Inc. ............................       6,533              171,083
  Norfolk Southern Corp. .....................      17,947              367,914
  Nortel Networks Corp. ......................      62,977            6,360,677
  Northern States Power Co. ..................       7,299              142,331
  Northern Trust Corp. .......................      10,496              556,288
  Northrop Grumman Corp. .....................       3,305              178,677
  Novell, Inc. ...............................      15,705              627,218
  Nucor Corp. ................................       4,112              225,389
  Occidental Petroleum Corp. .................      17,332              374,804
  Office Depot, Inc. .........................      15,522              169,772
  Old Kent Financial Corp. ...................       5,551              196,367
  Omnicom Group, Inc. ........................       8,367              836,700
  Oneok, Inc. ................................       1,506               37,838
  Oracle Corp. ...............................      67,129            7,522,644
  Owens Corning ..............................       2,610               50,406
  Owens-Illinois, Inc. .......................       7,079              177,417
  Paccar, Inc. ...............................       3,693              163,646
  Pactiv Corp. ...............................       8,080               85,850
  Paine Webber Group, Inc. ...................       6,729              261,169
  Pall Corp. .................................       5,855              126,248
  Parametric Technology Corp. ................      12,696              343,586
  Parker Hannifin Corp. ......................       5,281              270,981
  Paychex, Inc. ..............................      11,627              465,080
  PE Corp-PE Biosystems Group ................       4,856              584,238
  Peco Energy Co. ............................       8,760              304,410
  Penney (J.C.) Co., Inc. ....................      12,270              244,633
  Peoples Energy Corp. .......................       1,689               56,582
  Peoplesoft, Inc. ...........................      11,580              246,799
  Pep Boys-Manny, Moe & Jack .................       2,510               22,904
  PepsiCo, Inc. ..............................      68,639            2,419,525
  Perkin Elmer, Inc. .........................       2,183               91,004
  Pfizer, Inc. ...............................     182,539            5,921,109
  PG & E Corp. ...............................      18,106              371,173
  Pharmacia & Upjohn, Inc. ...................      24,448            1,100,160
  Phelps Dodge Corp. .........................       3,818              256,310
  Phillip Morris Cos., Inc. ..................     111,569            2,587,006
  Phillips Petroleum Co. .....................      11,943              561,321
  Pinnacle West Capital Corp. ................       3,996              122,128
  Pitney Bowes, Inc. .........................      12,507              604,244
  Placer Dome, Inc. ..........................      15,353              165,045
  PNC Bank Corp. .............................      13,863              616,904
  Polaroid Corp. .............................       2,112               39,732
  Potlatch Corp. .............................       1,378               61,493
  PP&L Resources, Inc. .......................       6,775              154,978
  PPG Industries, Inc. .......................       8,195              512,700
  Praxair, Inc. ..............................       7,495              377,092
  Price (T. Rowe) Associates, Inc. ...........       5,642              208,401
  Proctor & Gamble Co. .......................      61,966            6,789,150
  Progressive Corp. of Ohio ..................       3,473              253,963
  Providian Financial Corp. ..................       6,694              609,572
  Public Svc. Enterprise Group, Inc. .........      10,307              358,812
  Pulte Corp. ................................       2,059               46,328
  Quaker Oats Co. ............................       6,309              414,028
  Qualcomm, Inc. .............................      31,112            5,483,490
  Quintiles Transnational Corp. ..............       5,420              101,286
  Ralston Purina Co. .........................      15,250              425,094
  Raytheon Co. Cl B ..........................      15,957              423,858
  Reebok International Ltd. ..................       2,671               21,869
  Regions Financial Corp. ....................      10,310              259,039

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Reliant Energy, Inc. .......................      13,942          $   318,923
  Republic New York Corp. ....................       4,939              355,608
  Reynolds Metals Co. ........................       2,994              229,415
  Rite-Aid Corp. .............................      12,209              136,588
  Rockwell Intl., Corp. ......................       8,969              429,391
  Rohm & Haas Co. ............................      10,321              419,936
  Rowan Cos., Inc. ...........................       3,926               85,145
  Royal Dutch Petroleum Co. N.Y ..............     101,108            6,110,715
  Russell Corp. ..............................       1,587               26,582
  Ryder System, Inc. .........................       3,028               73,997
  Safeco Corp. ...............................       6,130              152,484
  Safeway, Inc. ..............................      23,991              853,180
  Sara Lee Corp. .............................      42,847              945,312
  SBC Communications, Inc. ...................     160,854            7,841,633
  Schering-Plough Corp. ......................      69,270            2,922,328
  Schlumberger, Ltd. .........................      25,926            1,458,338
  Scientific-Atlanta, Inc. ...................       3,704              206,035
  Scottish Power plc - ADR ...................           *                   25
  Seagate Technology .........................       9,822              457,337
  Seagram Ltd. ...............................      20,441              918,567
  Sealed Air Corp. New .......................       3,938              204,038
  Sears Roebuck & Co. ........................      17,821              542,427
  Sempra Energy ..............................      11,333              196,911
  Service Corp. International ................      12,828               88,994
  Shared Medical Systems Corp. ...............       1,272               64,793
  Sherwin-Williams Co. .......................       7,821              164,241
  Sigma-Aldrich Corp. ........................       4,757              143,007
  Silicon Graphics, Inc. .....................       8,667               85,045
  SLM Holding Corp. ..........................       7,501              316,917
  Snap-On, Inc. ..............................       2,759               73,286
  Solectron Corp. ............................      13,813            1,313,962
  Southern Co. ...............................      31,738              745,843
  Southtrust Corp. ...........................       7,912              299,173
  Southwest Airlines Co. .....................      23,785              385,020
  Springs Industries, Inc. ...................         851               33,987
  Sprint Corp. (FON Group) ...................      41,090            2,765,871
  Sprint Corp. (PCS Group) ...................      20,320            2,082,800
  St. Jude Medical, Inc. .....................       3,968              121,768
  St. Paul Companies, Inc. ...................      10,716              360,995
  Stanley Works ..............................       4,233              127,519
  Staples, Inc. ..............................      21,900              454,425
  State Street Corp. .........................       7,543              551,110
  Summit Bancorp .............................       8,241              252,381
  Sun Microsystems, Inc. .....................      73,657            5,703,814
  Sunoco, Inc. ...............................       4,254               99,969
  Suntrust Banks, Inc. .......................      15,087            1,038,174
  Supervalu, Inc. ............................       6,612              132,240
  Synovus Financial Corp. ....................      13,193              262,211
  Sysco Corp. ................................      15,531              614,445
  Tandy Corp. ................................       9,115              448,344
  Tektronix, Inc. ............................       2,231               86,730
  Tellabs, Inc. ..............................      18,968            1,217,509
  Temple-Inland, Inc. ........................       2,658              175,262
  Tenet Healthcare Corp. .....................      14,682              345,027
  Teradyne, Inc. .............................       8,063              532,158
  Texaco, Inc. ...............................      26,078            1,416,361
  Texas Instruments, Inc. ....................      37,816            3,663,425
  Texas Utilities Co. ........................      13,033              463,486
  Textron, Inc. ..............................       7,013              537,809
  Thermo Electron Corp. ......................       7,461              111,915
  Thomas & Betts Corp. .......................       2,709               86,349
  Time Warner, Inc. ..........................      60,662            4,394,204
  Times Mirror Co. ...........................       2,849              190,883
  Timken Co. .................................       2,948               60,250
  TJX Companies, Inc. ........................      14,621              298,817
  Torchmark Corp. ............................       6,202              180,246
  Tosco Corp. ................................       6,787              184,522
  Toys R Us, Inc. ............................      11,542              165,195
  Transocean Sedco Forex, Inc. ...............       5,019              169,087
  Tribune Co. ................................      11,205              616,975
  Tricon Global Restaurants Inc. .............       7,239              279,606
  TRW, Inc. ..................................       5,734              297,810
  Tupperware Corp. ...........................       2,743               46,460
  Tyco International Ltd. ....................      79,626            3,095,461
  U.S. Bancorp ...............................      34,310              817,007
  U.S. West, Inc. ............................      23,826            1,715,472
  Unicom Corp. ...............................      10,256              343,576
  Unilever N.V. ..............................      26,951            1,467,145
  Union Carbide Corp. ........................       6,340              423,195
  Union Pacific Corp. ........................      11,721              511,329
  Union Pacific Resources Group, Inc. ........      11,885              151,534
  Union Planters Corp. .......................       6,650              262,259
  Unisys Corp ................................      14,613              466,703
  United Healthcare Corp. ....................       8,004              425,213
  United Technologies Corp. ..................      22,574            1,467,310
  Unocal Corp. ...............................      11,431              383,653
  UNUMProvident Corp. ........................      11,318              362,883
  US Airways Group Inc. ......................       3,369              108,019
  UST, Inc. ..................................       8,067              203,188
  USX-Marathon Group .........................      14,651              361,697
  USX-U.S. Steel Group .......................       4,168              137,544
  V F Corp. ..................................       5,570              167,100
  Viacom, Inc. Cl B ..........................      32,864            1,986,218
  Vulcan Materials Co. .......................       4,718              188,425
  W.R. Grace & Co. ...........................       3,388               47,009
  Wachovia Corp. .............................       9,560              650,080
  Wal-Mart Stores, Inc. ......................     209,834           14,504,775
  Walgreen Co. ...............................      47,317            1,384,022
  Warner-Lambert Co ..........................      40,488            3,317,486
  Washington Mutual, Inc. ....................      27,221              707,746
  Waste Management, Inc. .....................      29,217              502,167
  Watson Pharmaceuticals, Inc. ...............       4,526              162,087
  Wellpoint Health Networks Inc. .............       3,001              197,878
  Wells Fargo & Company ......................      77,438            3,131,399
  Wendy's International, Inc. ................       5,638              116,284
  Westvaco Corp. .............................       4,730              154,316
  Weyerhaeuser Co. ...........................      11,074              795,252
  Whirlpool Corp. ............................       3,509              228,304
  Willamette Industries, Inc. ................       5,260              244,261
  Williams Cos., Inc. ........................      20,499              626,501
  Winn-Dixie Stores, Inc. ....................       7,008              167,754
  Worthington Industries, Inc. ...............       4,202               69,596
  Wrigley (Wm.) Jr. Co. ......................       5,459              452,756
  Xerox Corp. ................................      31,321              710,595
  Xilinx, Inc. ...............................      15,082              685,760
  Yahoo!, Inc. ...............................      12,412            5,370,517
                                                                    -----------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $378,405,133) 99.7% .....................................  580,708,546
                                                                    -----------


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                                    Face
                                                                             Rate    Maturity       Amount       Value
                                                                            ------   --------     ----------  ------------
Short-Term Debt Securities:
U.S. GOVERNMENT (0.1%)
  U.S. Treasury Bill (a)..............................................       5.13%   01/20/00     $  500,000  $    498,642
  U.S. Treasury Bill (a)..............................................       5.14    01/20/00        200,000       199,453
                                                                                                              ------------
                                                                                                                   698,095
                                                                                                              ------------
COMMERCIAL PAPER (0.2%)
  UBS Finance (Delw.) Inc.............................................       4.00    01/03/00      1,338,000     1,337,703
                                                                                                              ------------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $2,035,798) 0.3%...................................................................................     2,035,798
                                                                                                              ------------
TOTAL INVESTMENTS
  (Cost: $380,440,931) 100.0% ..............................................................................  $582,744,344
                                                                                                              ============

FUTURES CONTRACTS OUTSTANDING AS OF December 31, 1999:

                                                                               Expiration     Underlying Face   Unrealized
                                                                                  Date        Amount at Value      Gain
                                                                              -------------   ---------------   ----------
PURCHASED
  5 S&P 500 Stock Index Futures Contracts .................................    March 2000       $1,855,250       $53,550
                                                                                                ==========       =======

     The face value of futures purchased and outstanding as percentage of total investment in securities : 0.3%.

-----------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS
COMMON STOCKS
  A. Schulman, Inc. ..........................       1,083          $    17,666
  Abercrombie & Fitch Co. Cl A ...............       3,591               95,835
  ACNielsen Corp. ............................       2,018               49,693
  Acuson Corp. ...............................         932               11,708
  Acxiom Corp. ...............................       2,949               70,776
  Adtran, Inc. ...............................       1,371               70,521
  Affiliated Computer Svcs.  Cl A ............       1,711               78,706
  AGCO Corp. .................................       2,070               27,816
  AGL Resources, Inc. ........................       1,979               33,643
  Airborne Freight Corp. .....................       1,691               37,202
  Airgas, Inc. ...............................       2,461               23,380
  AK Steel Holding Corp. .....................       3,570               67,384
  Alaska Air Group, Inc. .....................         917               32,210
  Albany International Corp. Cl A ............       1,056               16,363
  Albemarle Corp. ............................       1,636               31,391
  Alexander & Baldwin, Inc. ..................       1,506               34,356
  Allamerica Financial Corp. .................       1,885              104,853
  Allegheny Energy, Inc. .....................       3,826              103,063
  Alliant Energy Corp. .......................       2,728               75,020
  Altera Corp. ...............................       6,915              342,725
  Ambac Financial  Group, Inc. ...............       2,431              126,868
  American Eagle Outfitters ..................       1,618               72,810
  American Financial Group ...................       2,023               53,357
  American Power Conversion ..................       6,683              176,264
  American Standard Cos., Inc. ...............       2,459              112,807
  American Water Works Inc. ..................       3,359               71,379
  Ametek, Inc. ...............................       1,128               21,502
  Apollo Group, Inc. Cl A ....................       2,687               53,908
  Apria Healthcare Group, Inc. ...............       1,809               32,449
  Arnold Industries, Inc. ....................         865               12,164
  Arrow Electronics, Inc. ....................       3,336               84,651
  Arvin Industries, Inc. .....................         898               25,481
  Associated Banc-Corp. ......................       2,199               75,316
  Astoria Financial Corp. ....................       1,905               57,983
  Atmel Corp. ................................       6,970              206,051
  Avnet, Inc. ................................       1,460               88,330
  Bandag, Inc. ...............................         762               19,050
  Banta Corp. ................................         945               21,322
  Barnes & Noble, Inc. .......................       2,411               49,727
  Beckman Coulter, Inc. ......................         998               50,773
  Belo (A.H.) Corp. Cl A .....................       4,115               78,442
  Bergen Brunswig Corp. Cl A .................       4,667               38,794
  Beverly Enterprises, Inc. ..................       3,564               15,592
  Biogen, Inc. ...............................       5,227              441,681
  BJ Services Co. ............................       2,464              103,026
  BJ's Wholesale Club, Inc. ..................       2,562               93,513
  Black Hills Corp. ..........................         756               16,774
  Blyth Industries, Inc. .....................       1,686               41,412
  Bob Evans Farms, Inc. ......................       1,379               21,288
  Borders Group, Inc. ........................       2,697               43,321
  Borg-Warner Automotive, Inc. ...............         929               37,624
  Bowater, Inc. ..............................       1,781               96,731
  Brinker International, Inc. ................       2,266               54,384
  BroadWing, Inc. ............................       7,520              277,300
  Buffets, Inc. ..............................       1,465               14,650
  Burlington Industries ......................       1,840                7,360
  Cabot Corp. ................................       2,299               46,842
  Cadence Design Systems, Inc. ...............       8,436              202,464
  Callaway Golf Co. ..........................       2,637               46,642
  Calpine Corp ...............................       2,179              139,456
  Cambridge Technology Partners, Inc. ........       2,093               54,941
  Carlisle Companies, Inc. ...................       1,049               37,764
  Carpenter Technology Corp. .................         762               20,907
  Carter-Wallace, Inc. .......................       1,564               28,054
  CBRL Group, Inc. ...........................       2,031               19,707
  CCB Financial Corp. ........................       1,380               60,116
  CDW Computers Centers, Inc. ................       1,504              118,252
  Charter One Financial, Inc. ................       7,350              140,569
  Checkfree Holdings Corp. ...................       1,905              199,072
  Chesapeake Corp. ...........................         607               18,513
  Chiron Corp. ...............................       6,293              266,666
  Chris-Craft Industries, Inc. ...............       1,167               84,170
  Church & Dwight, Inc. ......................       1,352               36,081
  Cintas Corp. ...............................       3,857              204,903
  Cirrus Logic, Inc. .........................       2,280               30,352
  City National Corp. ........................       1,585               52,206
  CK Witco Corporation .......................       4,129               55,225
  Claire's Stores, Inc. ......................       1,775               39,716
  Clayton Homes, Inc. ........................       4,848               44,541
  Cleco Corporation ..........................         783               25,105
  Cleveland Cliffs, Inc. .....................         390               12,139
  CMP Group, Inc. ............................       1,128               31,090
  CNF Transportation, Inc. ...................       1,681               57,994
  Comdisco, Inc. .............................       5,325              198,356
  Compass Bancshares Inc., ...................       3,951               88,157
  CompUSA, Inc. ..............................       3,190               16,349
  COMSAT Corp. ...............................       1,834               36,451
  Concord EFS, Inc. ..........................       7,111              183,108
  Conectiv, Inc. .............................       3,222               54,170
  Consolidated Papers, Inc. ..................       3,154              100,337
  Convergys Corp. ............................       5,306              163,159
  Cordant Technologies, Inc. .................       1,275               42,075
  Covance, Inc. ..............................       2,044               22,101
  Cypress Semiconductor Corp. ................       3,786              122,572
  Cytec Industries, Inc. .....................       1,488               34,410
  Dean Foods Co. .............................       1,371               54,497
  Dentsply International, Inc. ...............       1,839               43,446
  Devon Energy Corp. .........................       2,972               97,704
  DeVry, Inc. ................................       2,413               44,942
  Dexter Corp. ...............................         801               31,840
  Dial Corp. .................................       3,650               88,741
  Diebold, Inc. ..............................       2,398               56,353
  Dime Bancorp, Inc. .........................       3,840               58,080
  Dole Food Company, Inc. ....................       1,934               31,427
  Dollar Tree Stores, Inc. ...................       2,154              104,334
  Donaldson Company, Inc. ....................       1,605               38,620
  DPL, Inc. ..................................       5,518               95,530
  DQE, Inc. ..................................       2,618               90,648
  Dreyers Grand Ice Cream, Inc. ..............         959               16,303
  DST Systems, Inc. ..........................       2,203              168,116
  E*Trade Group, Inc. ........................       8,468              221,226
  Edwards (A.G.), Inc. .......................       3,190              102,279
  Electronic Arts, Inc. ......................       2,167              182,028
  Energy East Corporation ....................       3,978               82,792
  ENSCO Group, Inc. ..........................       4,774              109,205
  Ethyl Corp. ................................       2,902               11,427
  Everest Reinsurance Holdings ...............       1,627               36,302
  Express Scripts, Inc. Cl A .................       1,337               85,568
  Family Dollar Stores, Inc. .................       6,006               97,973
  Fastenal Co. ...............................       1,319               59,273
  Federal Signal Corp. .......................       1,606               25,796
  Federal-Mogul Corp. ........................       2,558               51,480
  Ferro Corp. ................................       1,231               27,082
  Finova Group, Inc. .........................       2,127               75,508
  First Health Group Corp. ...................       1,700               45,687
  First Security Corp.........................       6,789              173,332
  First Tennessee Natl. Corp..................       4,543              129,475
  First Virginia Banks, Inc ..................       1,744               74,992
  Firstmerit Corp. ...........................       3,111               71,553
  Fiserv, Inc. ...............................       4,248              162,751

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Flowers Industries, Inc ....................       3,486          $    55,558
  Flowserve Corporation ......................       1,301               22,117
  Forest Laboratories, Inc. ..................       2,901              178,230
  Foundation Health Systems, Inc.
    Cl A .....................................       4,250               42,234
  Fuller( H.B.) Co. ..........................         488               27,297
  Furniture Brands Intl., Inc. ...............       1,710               37,620
  Gartner Group, Inc. Cl B ...................       3,062               42,294
  GATX Corp, Inc. ............................       1,723               58,151
  Genzyme Corp. ..............................       2,899              130,455
  Georgia Gulf Corp. .........................       1,076               32,751
  Georgia-Pacific  Group .....................       2,881               70,945
  Gilead Sciences, Inc. ......................       1,522               82,378
  Glatfelter (P.H.) Co. ......................       1,467               21,363
  Global Marine, Inc. ........................       6,057              100,698
  Granite Construction .......................         945               17,423
  Greenpoint Financial Corp...................       3,735               88,940
  GTECH Holdings Corp. .......................       1,212               26,664
  Hanna ( M. A.) Co. .........................       1,700               18,594
  Hannaford Brothers Co. .....................       1,466              101,612
  Hanover Compressor Co. .....................         995               37,561
  Harley-Davidson, Inc. ......................       5,242              335,816
  Harris Corp. ...............................       2,773               74,004
  Harsco Corp. ...............................       1,391               44,164
  Harte-Hanks, Inc. ..........................       2,379               51,743
  Hawaiian Electric Inds., Inc. ..............       1,120               32,340
  Health Management Associates, Inc. .........       8,777              117,392
  Heilig-Meyers Co. ..........................       2,082                5,725
  Hibernia Corp Cl A .........................       5,571               59,192
  Hillenbrand Industries, Inc. ...............       2,268               71,867
  Hilton Hotels Corp. ........................       8,103               77,991
  Hispanic Broadcasting Corp. ................       1,890              174,294
  HON Industries, Inc. .......................       2,091               45,871
  Horace Mann Educators Corp. ................       1,427               28,005
  Hormel Foods Corp. .........................       2,534              102,944
  Houghton Mifflin Co. .......................       1,079               45,520
  HSB Group, Inc. ............................       1,005               33,982
  Hubbell, Inc. Cl B .........................       2,260               61,585
  IBP, Inc. ..................................       3,208               57,744
  ICN Pharmaceuticals, Inc. ..................       2,720               68,850
  IdaCorp, Inc. ..............................       1,308               35,071
  Illinova Corp .............................        2,431               84,477
  Imation Corp. ..............................       1,270               42,624
  IMC Global, Inc. ...........................       3,981               65,189
  Indiana Energy, Inc. .......................       1,036               18,389
  Informix Corp. .............................       6,975               79,341
  Integrated Device Technology, Inc. .........       3,154               91,466
  International Game Technology ..............       3,133               63,639
  International Multifoods Corp. .............         652                8,639
  International Speedway Corp. Cl A ..........       1,847               93,043
  Interstate Bakeries Corp. ..................       2,440               44,225
  Intuit, Inc. ...............................       6,766              405,537
  Investment Technology Grp, Inc. ............       1,075               30,906
  IPALCO Enterprises, Inc. ...................       2,981               50,863
  Ivax Corp. .................................       3,656               94,142
  J.B. Hunt Transport Srvcs, Inc. ............       1,239               17,152
  J.M. Smucker Co. Cl A ......................       1,014               19,773
  Jabil Circuit, Inc. ........................       3,049              222,577
  Jacobs Engineering Group, Inc. .............         901               29,282
  Jones Apparel Group, Inc. ..................       4,257              115,471
  Kansas City Power & Light Co. ..............       2,152               47,477
  Kaydon Corp. ...............................       1,067               28,609
  Keane, Inc. ................................       2,490               79,057
  Kelly Services, Inc. Cl A ..................       1,247               31,331
  Kennametal, Inc. ...........................       1,041               35,004
  Keyspan Corporation ........................       4,637              107,520
  Keystone Financial, Inc. ...................       1,687               35,532
  Kinder Morgan, Inc. ........................       3,906               78,852
  Lancaster Colony Corp. .....................       1,387               45,944
  Lance Inc. .................................       1,042               10,420
  Lands End, Inc. ............................       1,045               36,314
  Lear Corp. .................................       2,324               74,368
  Lee Enterprises, Inc. ......................       1,544               49,311
  Legato Systems, Inc. .......................       2,944              202,584
  Legg Mason, Inc. ...........................       1,975               71,594
  LG & E Energy Corp. ........................       4,509               78,626
  Lincare Holdings, Inc. .....................       1,872               64,935
  Linear Technology Corp. ....................       5,322              380,856
  Litton Industries, Inc. ....................       1,580               78,802
  Lone Star Steakhouse Saloon ................       1,151               10,269
  Longview Fibre Co. .........................       1,797               25,607
  Lubrizol Corp. .............................       1,899               58,632
  Lyondell Chemical Co. ......................       4,085               52,084
  Magnatek, Inc...............................         835                6,419
  Mandalay Resort Group ......................       3,159               63,575
  Manpower, Inc. .............................       2,628               98,878
  Mark IV Industries, Inc. ...................       1,619               28,636
  Marshall & Ilsley Corp. ....................       3,690              231,778
  Martin Marietta Materials, Inc. ............       1,624               66,584
  Maxim Integrated Products, Inc. ............       9,470              446,866
  Maxxam, Inc. ...............................         243               10,419
  McCormick & Co., Inc. ......................       2,479               73,750
  MCN Energy Group Inc. ......................       2,978               70,728
  Media General Inc. Cl A ....................         925               48,100
  Medimmune, Inc. ............................       2,336              387,484
  Mentor Graphics Corp. ......................       2,224               29,329
  Mercantile Bankshares Corp. ................       2,407               76,874
  Meritor Automotive, Inc. ...................       2,403               46,558
  Micro Warehouse, Inc. ......................       1,245               23,032
  Microchip Technology, Inc. .................       1,768              120,997
  Midamerican Energy Hldgs. Co. ..............       2,074               69,868
  Millennium Pharmaceuticals Inc. ............       1,259              153,598
  Miller (Herman), Inc. ......................       2,767               63,641
  Minerals Technologies, Inc. ................         745               29,847
  Minimed, Inc. ..............................       1,075               78,744
  Minnesota Power, Inc. ......................       2,543               43,072
  Modine Manufacturing Co. ...................       1,027               25,675
  Modis Professional Services ................       3,335               47,524
  Mohawk Industries, Inc. ....................       2,108               55,598
  Montana Power. Co. .........................       3,832              138,191
  Murphy Oil Corp. ...........................       1,564               89,735
  Mylan Laboratories, Inc. ...................       4,492              113,142
  Nabors Industries, Inc. ....................       4,807              148,717
  National Commerce Bancorporation ...........       3,750               85,078
  National Fuel Gas Co. ......................       1,349               62,729
  Navigant Consulting Co.. ...................       1,443               15,693
  NCH Corp. ..................................         188                8,378
  NCO Group, Inc. ............................         866               26,088
  NCR Corp. ..................................       3,345              126,692
  Neiman-Marcus Group, Inc. ..................       1,704               47,606
  Networks Associates, Inc. ..................       4,833              128,981
  New England Electric System ................       2,056              106,398
  Newport News Shipbuilding Inc. .............       1,142               31,405
  NiSource, Inc. .............................       4,348               77,721
  Noble Affiliates, Inc. .....................       1,982               42,489
  Noble Drilling Corp. .......................       4,553              149,111
  Nordson Corp. ..............................         575               27,744
  North Fork Bancorp, Inc. ...................       4,517               79,048
  Northeast Utilities ........................       4,571               93,991
  NOVA Corp. .................................       2,548               80,421
  Novellus Systems, Inc. .....................       1,354              165,907

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                    Shares             Value
                                                   -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  NSTAR ......................................       2,083          $    84,362
  Ocean Energy, Inc. .........................       5,793               44,896
  OfficeMax, Inc. ............................       3,941               21,676
  Ogden Corp. ................................       1,711               20,425
  OGE Energy Corp. ...........................       2,705               51,395
  Ohio Casualty Corp. ........................       2,081               33,426
  Old Republic Intl. Corp. ...................       4,373               59,582
  Olin Corp. .................................       1,573               31,165
  Olsten Corp. ...............................       2,827               31,980
  Omnicare, Inc. .............................       3,172               38,064
  Oregon Steel Mills, Inc. ...................         896                7,112
  Outback Steakhouse, Inc. ...................       2,617               67,878
  Overseas Shipholding Group, Inc. ...........       1,161               17,197
  Oxford Health Plans, Inc. ..................       2,828               35,880
  Pacific Century Finl Corp. .................       2,791               52,157
  Pacificare Health Systems,Inc. .............       1,509               79,977
  Papa John's Intl., Inc. ....................       1,054               27,470
  Park Place Entertainment Corp. .............     1 0,562              132,025
  Payless Shoesource, Inc. ...................       1,076               50,572
  Pennzoil-Quaker State Co. ..................       2,707               27,578
  Pentair, Inc. ..............................       1,675               64,488
  Perrigo Co. ................................       2,548               20,384
  Pioneer Natural Resources Co. ..............       3,488               31,174
  Pittston Brinx Group .......................       1,421               31,262
  Policy Management Systems Corp. ............       1,237               31,621
  Polycom, Inc. ..............................       1,142               72,731
  Potomac Electric Power Co. .................       4,122               94,548
  Precision Castparts Corp. ..................         852               22,365
  Premier Parks, Inc. ........................       2,717               78,453
  Protective Life Corp. ......................       2,243               71,355
  Provident Financial Group, Inc. ............       1,510               54,171
  PSS World Medical Inc. .....................       2,468               23,292
  Public Service Co. New Mexico ..............       1,418               23,043
  Puget Sound Energy, Inc. ...................       2,940               56,963
  QlLogic Corporation ........................       1,260              201,443
  Quantum Corp. ..............................       5,709               86,337
  Questar Corp. ..............................       2,876               43,140
  Quorum Health Group, Inc. ..................       2,448               22,797
  Rational Software Corp. ....................       3,030              148,849
  Rayonier, Inc. .............................         965               46,622
  Reader's Digest Association, Inc. ..........       3,688              107,874
  Reliastar Financial Corp. ..................       3,075              120,502
  Reynolds & Reynolds Co. Cl A ...............       2,686               60,435
  RJ Reynolds Tobacco Holdings, Inc. .........       3,775               66,534
  Robert Half Intl., Inc. ....................       3,108               88,772
  Rollins, Inc. ..............................       1,055               15,825
  Ross Stores, Inc. ..........................       3,134               56,216
  RPM, Inc. ..................................       3,742               38,122
  Ruddick Corp. ..............................       1,615               25,033
  Ryerson Tull, Inc. .........................         868               16,872
  Saks Incorporated ..........................       5,031               78,295
  Sanmina Corp. ..............................       2,028              202,547
  Santa Fe Snyder Corp. ......................       6,389               51,112
  Scana Corp. ................................       3,602               96,804
  Scholastic Corp. ...........................         572               35,571
  SCI Systems, Inc. ..........................       2,508              206,126
  Sensormatic Electronics Corp. ..............       2,629               45,843
  Sepracor, Inc. .............................       1,145              113,570
  Sequa Corp. Cl A ...........................         360               19,418
  Shaw Industries, Inc. ......................       4,635               71,553
  Siebel Systems, Inc. .......................       6,678              560,952
  Sierra Pacific Resources ...................       2,717               47,033
  Smith International, Inc. ..................       1,720               85,463
  Solutia, Inc. ..............................       3,816               58,910
  Sonoco Products Co. ........................       3,545               80,649
  Sotheby's Holdings, Inc. ...................       2,044               61,320
  Southdown, Inc. ............................       1,248               64,428
  Sovereign Bancorp, Inc. ....................       7,614               56,748
  SPX, Corp. .................................       1,084               87,601
  Standard Register Co. ......................         980               18,988
  Starbucks Corp. ............................       6,335              153,624
  Steris Corp. ...............................       2,341               24,142
  Sterling Commerce, Inc. ....................       3,071              104,606
  Sterling Software, Inc. ....................       2,929               92,264
  Stewart & Stevenson Svcs., Inc. ............         973               11,524
  Stewart Enterprises, Inc. Cl A .............       3,762               17,870
  Storage Technology Corp. ...................       3,483               64,218
  Structural Dynamics Research Corp. .........       1,248               15,912
  Stryker Corp. ..............................       3,370              234,636
  Suiza Foods Corp. ..........................       1,081               42,835
  Sungard Data Sys Inc. ......................       4,442              105,498
  Superior Industries Intl., Inc. ............         933               25,016
  Swift Transportation, Inc. .................       2,235               39,392
  Sybron Intl. Corp. .........................       3,608               89,073
  Sykes Enterprises, Inc. ....................       1,471               64,540
  Sylvan Learning Systems, Inc. ..............       1,765               22,945
  Symantec Corp. .............................       2,014              118,071
  Symbol Technologies, Inc. ..................       3,068              195,010
  Synopsys, Inc. .............................       2,463              164,405
  TCF Banking & Savings ......................       2,901               72,162
  Tech Data Corp. ............................       1,782               48,337
  Teco Energy, Inc. ..........................       4,484               83,234
  Tecumseh Products Co. Cl  A ................         701               33,078
  Teleflex, Inc. .............................       1,318               41,270
  Telephone & Data Systems, Inc. .............       2,137              269,262
  The PMI Group, Inc. ........................       1,556               75,952
  Tidewater, Inc. ............................       1,934               69,624
  Tiffany & Co. ..............................       2,499              223,036
  Total Renal Care Holdings, Inc. ............       2,823               18,879
  Transaction Systems Architects,
    Inc. Cl A ................................       1,132               31,696
  Transocean Sedco Forex, Inc. ...............       3,497              117,805
  Trigon Healthcare, Inc. Cl A ...............       1,360               40,120
  Trinity Industries, Inc. ...................       1,394               39,642
  Tyson Foods, Inc. Cl A .....................       7,953              129,236
  UCAR Int'l., Inc. ..........................       1,568               27,930
  Ultramar Diamond Shamrock Corp. ............       3,012               68,335
  Unifi, Inc. ................................       2,078               25,585
  Unitrin Inc. ...............................       2,516               94,665
  Universal Corp. ............................       1,073               24,478
  Universal Foods Corp. ......................       1,748               35,616
  Univision Communications, Inc.
    Cl A .....................................       3,529              360,620
  US Foodservice .............................       3,517               58,910
  USG Corp. ..................................       1,731               81,573
  UtiliCorp United, Inc. .....................       3,238               62,939
  Valero Refining & Marketing Corp. ..........       1,956               38,876
  Varco International, Inc. ..................       2,263               23,054
  Veritas Software Corp. .....................       8,978            1,284,976
  Viad Corp. .................................       3,290               91,709
  Vishay Intertechnology, Inc. ...............       2,942               93,041
  VISX, Inc. .................................       2,217              114,730
  Vitesse Semiconductor Corp. ................       5,337              279,859
  Vlasic Foods International, Inc. ...........       1,582                8,998
  Wallace Computer Svcs., Inc. ...............       1,458               24,239
  Warnaco Group, Inc. Cl A ...................       1,932               23,788
  Washington Gas Light Co. ...................       1,616               44,440
  Washington Post Co. Cl B ...................         350              194,556
  Waters Corp. ...............................       2,134              113,102
  Wausau-Mosinee Paper Corp. .................       1,781               20,815
  Weatherford International, Inc. ............       3,744              149,526

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                  Shares             Value
                                                 -------          -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Webster Financial Corp. ..................         1,579          $    37,205
  Wellman, Inc. ............................         1,176               21,903
  Westamerica Bancorporation ...............         1,303               36,403
  Westpoint Stevens, Inc. ..................         1,850               32,375
  Westwood One, Inc. .......................         1,921              145,996
  Whitman Corp. ............................         4,890               65,709
  Williams-Sonoma, Inc. ....................         1,942               89,332
  Wilmington Trust Corp. ...................         1,153               55,632
  Wisconsin Central Transport Corp. ........         1,782               23,946
  Wisconsin Energy Corp. ...................         4,074               78,425
  York International Corp. .................         1,350               37,041
  Zions Bancorporation .....................         2,946              174,366
                                                                    -----------
TOTAL INDEXED ASSETS--COMMON STOCKS
(Cost: $30,291,833) 94.7% ..................                         32,122,302
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP-EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                                Face
                                                                    Rate        Maturity       Amount         Value
                                                                    ----        --------      --------     -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
  U.S. Treasury Bill (a)......................................      5.13%       01/20/00      $225,000     $   224,389
                                                                                                           -----------
AGENCY (1.6%)
  Federal Home Loan Bank......................................      4.75        01/12/00       537,000         536,220
                                                                                                           -----------
COMMERCIAL PAPER ( 3.0%)
  Novartis Finance Corp.......................................      5.15        01/24/00       526,000         524,269
  Snap-On, Inc................................................      4.00        01/03/00       500,000         499,889
                                                                                                           -----------
                                                                                                             1,024,158
                                                                                                           -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $1,784,767) 5.3% ..............................................................................     1,784,767
                                                                                                           -----------
Total Investments
  (Cost: $32,076,600) 100.0% ...........................................................................   $33,907,069
                                                                                                           ===========

----------
FUTURES CONTRACTS OUTSTANDING AS OF December 31, 1999:

                                                                                Expiration    Underlying Face   Unrealized
                                                                                   Date       Amount at Value      Gain
                                                                                ----------    ---------------   ----------
PURCHASED
  8 S&P MidCap 400 Stock Index Futures Contracts ..........................     March 2000      $1,796,600        $59,350
                                                                                                ==========        =======

      The face value of futures purchased and outstanding as percentage of total investment in securities: 5.3%.

--------------
(a) This security has been segregated to cover initial margin requirements on open contracts.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     ---------      ------------        ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
  U.S. Treasury Note .........................................  6.50%    08/15/05       $  2,500,000        $  2,500,000
  U.S. Treasury Strip ........................................  0.00     05/15/14         10,000,000           3,763,400
  U.S. Treasury Strip ........................................  0.00     02/15/17         15,000,000           4,685,250
                                                                                                            ------------
                                                                                                              10,948,650
                                                                                                            ------------
AGENCIES/OTHER GOVERNMENTS (41.5%)
  Connecticut Housing Fin. Auth ..............................  7.63     05/15/21          2,500,000           2,375,050
  FHLB .......................................................  0.00     06/26/17         50,000,000          11,953,000
  FHLB .......................................................  0.00     07/07/17        125,000,000          29,687,500
  FHLB .......................................................  0.00     07/14/17         25,000,000           5,929,750
  FHLB .......................................................  0.00     07/07/22         50,000,000           7,593,500
  FHLMC ......................................................  8.50     08/01/02            212,410             214,953
  FHLMC ......................................................  7.00     05/15/06            441,857             441,442
  FHLMC ......................................................  8.00     07/15/06            374,624             380,360
  FHLMC ......................................................  6.38     11/15/06          1,063,027           1,057,042
  FHLMC ......................................................  7.50     04/01/07             24,906              24,798
  FHLMC ......................................................  6.50     04/15/08            775,000             772,574
  FHLMC ......................................................  6.00     04/15/08            500,000             491,250
  FHLMC ......................................................  7.63     09/09/09         97,000,000          95,803,020
  FHLMC ......................................................  5.00     08/15/19            920,142             902,594
  FNMA .......................................................  7.00     10/25/05            612,826             611,674
  FNMA .......................................................  7.00     12/25/18            126,188             125,754
  FNMA .......................................................  6.00     06/25/19            900,000             880,875
  FNMA .......................................................  6.25     01/25/20            850,000             842,826
  FNMA .......................................................  5.00     04/25/21            583,228             563,725
  New York City ..............................................  9.50     06/01/09          5,000,000           5,323,380
  New York City .............................................. 10.00     08/01/05          2,000,000           2,166,434
  Republic of Iceland ........................................  6.13     02/01/04          5,000,000           4,775,800
  Suffolk County, New York ...................................  5.80     11/01/04          4,000,000           3,914,080
  Suffolk County, New York ...................................  5.88     11/01/05          4,000,000           3,894,860
  Tennessee Valley Authority .................................  7.85     06/15/44         10,000,000           9,822,400
                                                                                                            ------------
                                                                                                             190,548,641
                                                                                                            ------------
BASIC MATERIALS (6.6%)
  Arco Chemical Co. .......................................... 10.25     11/01/10          7,500,000           7,405,725
  Georgia-Pacific (Timber Group) .............................  8.63     04/30/25          7,000,000           6,869,870
  Inco Ltd. ..................................................  9.60     06/15/22          7,500,000           7,266,525
  Millennium America Inc. ....................................  7.63     11/15/26          5,000,000           4,158,400
  Praxair, Inc. ..............................................  6.90     11/01/06          5,000,000           4,724,100
                                                                                                            ------------
                                                                                                              30,424,620
                                                                                                            ------------
CONSUMER, CYCLICAL (8.3%)
  Centex Corp. ...............................................  8.75     03/01/07          2,000,000           2,011,300
  Centex Corp. ...............................................  7.38     06/01/05          5,000,000           4,761,950
  Fruit of the Loom, Inc. ....................................  7.00     03/15/11          2,500,000             562,500
  Fruit of the Loom, Inc. ....................................  7.38     11/15/23          1,250,000             431,250
  Gannett Co., Inc. ..........................................  5.85     05/01/00          3,500,000           3,496,885
  Neiman-Marcus Group, Inc. ..................................  7.13     06/01/28          2,500,000           2,054,975
  Oakwood Homes Corp. ........................................  8.13     03/01/09          2,500,000           2,302,173

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     ---------      ------------        ------------
Long-Term Debt Securities (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
  Pulte Corp. ................................................  7.63%    10/15/17       $  7,500,000        $  6,390,750
  Polaroid Corp. .............................................  7.25     01/15/07          3,750,000           3,196,725
  Shopko Stores, Inc. ........................................  9.00     11/15/04          5,000,000           5,210,550
  Tommy Hilfiger USA, Inc. ...................................  6.50     06/01/03          5,000,000           4,741,550
  V F Corp. ..................................................  9.25     05/01/22          1,000,000           1,051,710
  Venator Group, Inc. ........................................  7.00     10/15/02          2,000,000           1,820,000
                                                                                                            ------------
                                                                                                              38,032,318
                                                                                                            ------------
CONSUMER, NON-CYCLICAL (9.0%)
  Aventis ....................................................  7.75     01/15/02          3,000,000           3,000,930
  Bausch & Lomb, Inc., .......................................  6.15     08/01/01          5,000,000           4,937,950
  Bausch & Lomb, Inc. ........................................  6.38     08/01/03          5,250,000           5,087,198
  Bausch & Lomb, Inc. ........................................  6.75     12/15/04          5,000,000           4,789,050
  Kellwood Co. ...............................................  7.88     07/15/09         10,000,000           9,118,200
  Panamerican Beverages, Inc .................................  7.25     07/01/09          5,000,000           4,253,300
  Ralston Purina Co. .........................................  8.63     02/15/22          7,500,000           7,533,450
  Supervalu, Inc. ............................................  8.88     11/15/22          2,500,000           2,628,025
                                                                                                            ------------
                                                                                                              41,348,103
                                                                                                            ------------
ENERGY (3.1%)
  Southern Union Co. .........................................  7.60     02/01/24         10,000,000           9,329,600
  Tosco Corp. ................................................  8.25     05/15/03          5,000,000           5,091,250
                                                                                                            ------------
                                                                                                              14,420,850
                                                                                                            ------------
FINANCIAL (11.6%)
  Bear Stearns Cos., Inc. ....................................  6.63     10/01/04          2,000,000           1,918,240
  Berkley (W.R.) Corp. .......................................  8.70     01/01/22          5,000,000           4,905,400
  Chase Manhattan Corp. ......................................  6.88     12/12/12          5,000,000           4,817,050
  Citicorp Mortgage Securirties, Inc. ........................  6.25     03/25/24              6,787               6,755
  Executive Risk, Inc. .......................................  7.13     12/15/07          5,000,000           4,804,850
  Fairfax Financial Holdings,Ltd .............................  8.25     10/01/15          2,500,000           2,202,200
  First American Financial ...................................  7.55     04/01/28          1,500,000           1,285,980
  Freemont General Corp. .....................................  7.70     03/17/04          5,000,000           4,328,100
  Harleysville Group Inc. ....................................  6.75     11/15/03          2,500,000           2,411,900
  Lehman Brothers Holdings, Inc. .............................  0.00     07/28/28         10,000,000             882,100
  Morgan (J.P.) & Co., Inc. ..................................  0.00     04/15/27         32,500,000           3,134,625
  Nationwide Health Properties ...............................  7.90     11/20/06          5,000,000           4,325,100
  Progressive Corp. of Ohio .................................. 10.00     12/15/00          1,500,000           1,541,175
  Rank Group Financial .......................................  6.75     11/30/04          5,000,000           4,629,450
  SunAmerica, Inc. ...........................................  9.95     02/01/12          5,000,000           5,920,700
  Triad Guaranty .............................................  7.90     01/15/28          3,250,000           2,981,553
  Vesta Insurance Group, Inc. ................................  8.75     07/15/25          5,000,000           3,255,400
                                                                                                            ------------
                                                                                                              53,350,578
                                                                                                            ------------
INDUSTRIAL (10.0%)
  Browning-Ferris Inds., Inc. ................................  7.88     03/15/05          5,000,000           4,644,400
  Clark Equipment Co. ........................................  8.35     05/15/23          5,000,000           5,155,000
  Geon Co. ...................................................  6.88     12/15/05          5,000,000           4,692,000
  Geon Co. ...................................................  7.50     12/15/15          3,750,000           3,416,475

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (CONTINUED)
  Owens Corning ..............................................  7.00%    03/15/09       $  2,500,000        $  2,199,925
  Thermo Electron Corp. ......................................  4.25     01/01/03          7,500,000           6,328,124
  Thermo Instrument Systems, Inc. ............................  4.00     01/15/05         10,000,000           7,300,000
  USX Corp. ..................................................  8.75     09/15/22          2,000,000           2,015,140
  Williams Cos., Inc. ........................................  6.50     11/15/02         10,000,000           9,760,000
                                                                                                            ------------
                                                                                                              45,511,064
                                                                                                            ------------
UTILITIES (3.5%)
  New Orleans Public Service .................................  8.00     03/01/06          4,000,000           4,027,080
  Pacific Gas & Electric Co. .................................  8.75     01/01/01          2,000,000           2,036,520
  UtiliCorp United, Inc. .....................................  8.00     03/01/23         10,000,000           9,776,300
                                                                                                            ------------
                                                                                                              15,839,900
                                                                                                            ------------


TOTAL LONG-TERM DEBT SECURITIES (Cost: $467,418,711) 96.0% ...........................................       440,424,724
                                                                                                            ------------

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.0%)
  Abbott Laboratories ........................................  6.25     01/13/00          4,668,000           4,658,256
  BellSouth Telecommunications ...............................  5.05     02/02/00          3,061,000           3,047,256
  General Electric Capital Corp. .............................  6.33     01/18/00          4,785,000           4,770,656
  Gillette Company ...........................................  5.25     01/07/00          4,133,000           4,128,686
  UBS Finance (Delw.) Inc. ...................................  4.00     01/03/00          1,595,000           1,594,646
                                                                                                            ------------
  TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,199,500) 4.0% ...............................................   18,199,500
                                                                                                            ------------


TOTAL INVESTMENTS (Cost: $485,618,211) 100.0% ............................................................. $458,624,224
                                                                                                            ============

----------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
INTERMEDIATE-TERM DEBT SECURITIES:
  U.S. GOVERNMENT (4.1%)
   U.S. Treasury Note ........................ ...............  6.13%    07/31/00       $    500,000        $    500,705
                                                                                                            ------------
AGENCIES (59.2%)
   FHLMC .....................................................  7.00     04/15/01            211,504             210,976
   FHLMC .....................................................  8.00     04/01/02            113,604             114,276
   FHLMC .....................................................  8.00     05/01/02            204,651             205,717
   FHLMC .....................................................  8.50     08/01/02            235,421             238,239
   FHLMC .....................................................  7.75     12/01/02            139,113             139,444
   FHLMC .....................................................  7.00     05/15/06            220,929             220,721
   FHLMC .....................................................  7.50     02/15/07            274,458             275,915
   FHLMC .....................................................  7.00     03/15/07            282,411             280,821
   FHLMC .....................................................  7.50     09/01/07            328,496             326,985
   FHLMC .....................................................  7.00     03/15/08            154,900             154,802
   FHLMC .....................................................  6.00     09/15/08            119,241             116,707
   FHLMC .....................................................  8.25     10/01/09            248,281             251,315
   FHLMC .....................................................  8.00     05/01/14            212,138             213,225
   FHLMC .....................................................  8.50     09/01/17            110,732             113,258
   FHLMC .....................................................  6.00     12/15/17             89,390              89,026
   FHLMC .....................................................  5.00     08/15/19            441,668             433,245
   FHLMC .....................................................  6.50     05/15/21            114,350             112,920
   FHLMC .....................................................  6.00     05/15/22            108,219             106,190
   FNMA ......................................................  6.03     06/12/03            200,000             194,374
   FNMA ......................................................  8.25     09/25/05             19,120              19,066
   FNMA ......................................................  8.25     10/01/05             47,503              47,504
   FNMA ......................................................  7.00     10/25/05            262,640             262,146
   FNMA ......................................................  7.00     11/25/05            281,404             280,700
   FNMA ......................................................  7.50     11/25/06            451,253             452,381
   FNMA ......................................................  7.50     02/25/07            248,712             249,644
   FNMA ......................................................  7.75     03/01/08            202,534             204,446
   FNMA ......................................................  8.00     04/01/08            141,352             144,590
   FNMA ......................................................  7.50     01/01/09            181,964             182,911
   FNMA ......................................................  8.25     01/01/10            401,450             410,065
   FNMA ......................................................  6.30     09/25/18            305,000             302,139
   FNMA ......................................................  7.00     12/25/18            126,188             125,754
   FNMA ......................................................  6.70     01/18/19             39,052              38,930
   FNMA ......................................................  5.50     04/25/19            131,375             130,431
   FNMA ......................................................  6.50     04/25/19            300,000             298,311
   FNMA ......................................................  6.10     08/25/21            106,520             104,989
   GNMA ......................................................  9.50     12/20/03             37,181              38,214
   GNMA ......................................................  9.00     03/15/10            142,043             147,878
                                                                                                            ------------
                                                                                                               7,238,255
                                                                                                            ------------
CONSUMER, CYCLICAL (4.0%)
   Venator Group, Inc.........................................  7.00     06/01/00            500,000             494,725
                                                                                                            ------------
CONSUMER, NON-CYCLICAL (1.9%)
   Jones Apparel Group, Inc...................................  6.25     10/01/01            240,000             234,269
                                                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
INTERMEDIATE-TERM DEBT SECURITIES (CONTINUED):
ENERGY (3.2%)
   Columbia Gas Systems, Inc .................................  6.61%    11/28/02         $  400,000        $    390,008
                                                                                                            ------------
FINANCIAL (6.9%)
  Chase Mortgage Finance Corp. ...............................  6.50     09/25/09            500,000             495,310
  Citicorp Mortgage Sec. Inc. ................................  6.25     03/25/24              2,755               2,742
  FBC Mortgage Securities Trust. .............................  8.30     08/20/09             28,557              28,494
  GE Capital Mtge. Services,Inc. .............................  6.00     09/25/08             45,279              44,939
  Morgan Stanley Capital, Inc. ...............................  6.85     02/15/20            204,507             202,973
  Prudential Home Mtge.Secs. Co. .............................  6.75     08/25/08             71,033              70,678
                                                                                                            ------------
                                                                                                                845,136
                                                                                                            ------------
INDUSTRIAL (4.0%)
  Edperbrascan Corp. .........................................  7.38     10/01/02            500,000             490,160
                                                                                                            ------------



TOTAL INTERMEDIATE-TERM DEBT SECURITIES
  (Cost $10,299,416) 83.3% ..............................................................................     10,193,258
                                                                                                            ------------

SHORT-TERM DEBT SECURITIES:
  AGENCIES (16.7%)
  Federal Home Loan Bank .....................................  1.28     01/03/00          1,390,000           1,389,901
  Federal Home Loan Bank .....................................  4.75     01/12/00            651,000             650,055
                                                                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,039,956) 16.7%.........................................             2,039,956
                                                                                                            ------------
TOTAL INVESTMENTS (Cost: $12,339,372) 100.0% .....................................................          $ 12,233,214
                                                                                                            ============

----------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. Government (26.5%)
U.S. Treasury Note ...........................................  5.88%    02/15/04       $  3,500,000        $  3,438,190
                                                                                                            ------------
AGENCIES/OTHER GOVERNMENTS (18.7%)
  FHLMC ......................................................  8.00     04/15/03            298,686             300,272
  FHLMC ......................................................  8.00     07/15/06            187,312             190,180
  FHLMC ......................................................  6.38     11/15/06            570,169             566,959
  FNMA .......................................................  7.00     11/25/04             82,860              81,022
  FNMA .......................................................  6.50     11/25/05            333,336             327,606
  FNMA .......................................................  7.00     04/25/07            600,000             595,500
  New York City ..............................................  9.50     06/01/09            350,000             372,637
                                                                                                            ------------
                                                                                                               2,434,176
                                                                                                            ------------
CONSUMER, CYCLICAL (7.2%)
  Tommy Hilfiger USA, Inc. ...................................  6.50     06/01/03            500,000             474,155
  Venator Group, Inc. ........................................  7.00     10/15/02            500,000             455,000
                                                                                                            ------------
                                                                                                                 929,155
                                                                                                            ------------
CONSUMER, NON-CYCLICAL (3.7%)
  Bausch & Lomb, Inc. ........................................  6.38     08/01/03            250,000             242,247
  Bausch & Lomb, Inc. ........................................  6.75     12/15/04            250,000             239,453
                                                                                                            ------------
                                                                                                                 481,700
                                                                                                            ------------
FINANCIAL (23.0%)
  Bear Stearns Cos., Inc. ....................................  9.38     06/01/01            250,000             257,412
  Bear Stearns Cos., Inc. ....................................  6.63     10/01/04            500,000             479,560
  Freemont Gen Corp. .........................................  7.70     03/17/04            250,000             216,405
  Harleysville Group Inc. ....................................  6.75     11/15/03            250,000             241,190
  Nationwide Health Properties ...............................  7.90     11/20/06            250,000             216,255
  Nationwide Health Properties ...............................  7.60     11/20/28            350,000             339,020
  Rank Group Financial .......................................  6.75     11/30/04            500,000             462,945
  Salomon Smith Barney Hldgs. ................................  6.50     10/15/02            500,000             492,685
  Trinet Corp. Rlty. Trust, Inc. .............................  6.75     03/01/03            300,000             277,524
                                                                                                            ------------
                                                                                                               2,982,996
                                                                                                            ------------
INDUSTRIAL (12.7%)
  Airborne Freight Corp. .....................................  8.88     12/15/02            250,000             252,098
  Crown Cork & Seal, Inc. ....................................  6.75     04/15/03            500,000             484,725
  Thermo Electron Corp. ......................................  4.25     01/01/03            500,000             421,875
  Williams Cos., Inc. ........................................  6.50     11/15/02            500,000             488,000
                                                                                                            ------------
                                                                                                               1,646,698
                                                                                                            ------------
UTILITIES (3.8%)
  Constellation Energy Group .................................  6.13     07/01/03            250,000             243,155
  Public Svc. Electric & Gas Co. .............................  7.88     11/01/01            250,000             253,055
                                                                                                            ------------
                                                                                                                 496,210
                                                                                                            ------------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
  (Cost $12,892,564) 95.6% .........................................................................          12,409,125
                                                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.4%)
  UBS Finance (Delw.) Inc.  ..................................  4.00%    01/03/00       $    575,000        $    574,872
                                                                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (COST: $574,872) 4.4%...............................................            574,872
                                                                                                            ------------
 TOTAL INVESTMENTS (COST: $13,467,436) 100.0%.........................................................      $ 12,983,997
                                                                                                            ============

-----------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                           Shares       Value
                                                           ------    -----------
COMMON STOCKS:
BASIC MATERIALS (1.7%)
  Alcan Aluminum Ltd. ........................             30,000    $ 1,235,625
  ALCOA, Inc. ................................             32,600      2,705,800
  International Paper Co. ....................             21,800      1,230,337
  Potlatch Corp. .............................             18,800        838,950
                                                                     -----------
                                                                       6,010,712
                                                                     -----------
CONSUMER, CYCLICAL (12.7%)
  America Online, Inc.* ......................             36,600      2,761,012
  Bed Bath & Beyond, Inc.* ...................             35,400      1,230,150
  Circuit City Group .........................             23,000      1,036,437
  Clear Channel Communications, Inc.* ........             44,200      3,944,850
  Corning, Inc. ..............................             28,200      3,636,037
  Gannett Co., Inc. ..........................              5,100        415,969
  General Electric Co. .......................             54,100      8,371,975
  Home Depot, Inc. ...........................             38,850      2,663,653
  Interpublic Group of Cos.,Inc. .............             24,400      1,407,575
  Knight-Ridder, Inc. ........................              6,200        368,900
  New York Times Co. Cl A ....................             68,500      3,365,063
  Omnicom Group, Inc. ........................             34,300      3,430,000
  Southwest Airlines Co. .....................             58,300        943,731
  Tandy Corp. ................................             40,800      2,006,850
  Times Mirror Co. Cl A ......................              5,500        368,500
  Tribune Co. ................................             16,500        908,531
  Viacom, Inc. Cl B* .........................             65,300      3,946,569
  Wal-Mart Stores, Inc. ......................             76,100      5,260,413
                                                                     -----------
                                                                      46,066,215
                                                                     -----------
CONSUMER, NON-CYCLICAL (7.0%)
  Bard (C.R.), Inc. ..........................             18,200        964,600
  Bestfoods ..................................              6,700        352,169
  Bristol-Myers Squibb Co. ...................             36,400      2,336,425
  Coca-Cola Co. ..............................             40,000      2,330,000
  Colgate-Palmolive Co. ......................             16,400      1,066,000
  Columbia/HCA Healthcare Corp. ..............             63,000      1,846,687
  General Mills, Inc. ........................              9,000        321,750
  Johnson & Johnson ..........................             27,000      2,514,375
  Kellogg Co. ................................              9,900        305,044
  Kimberly Clark Corp. .......................             31,300      2,042,325
  Medtronic, Inc. ............................             68,400      2,492,325
  Merck & Co., Inc. ..........................             39,800      2,669,088
  Pfizer, Inc. ...............................             70,000      2,270,625
  Proctor & Gamble Co. .......................             22,700      2,487,069
  Seagram Ltd. ...............................             20,000        898,750
  Sysco Corp. ................................             10,300        407,494
                                                                     -----------
                                                                      25,304,726
                                                                     -----------
ENERGY (3.5%)
  Atlantic Richfield Co. .....................             10,600        916,900
  Chevron Corp. ..............................             10,900        944,212
  Coastal Corp. ..............................             14,000        496,125
  Exxon Mobil Corp. ..........................             42,900      3,456,131
  Halliburton Holdings Co. ...................             37,000      1,489,250
  Royal Dutch Petroleum Co. N.Y. .............             36,400      2,199,925
  Transocean Sedco Forex, Inc. ...............              9,544        321,530
  Schlumberger, Ltd. .........................             49,300      2,773,125
                                                                     -----------
                                                                      12,597,198
                                                                     -----------
FINANCIAL (7.0%)
  American Express Co. .......................             28,500      4,738,125
  American Int'l. Group, Inc. ................             25,400      2,746,375
  Bank of New York, Inc. .....................             30,200      1,208,000
  Chase Manhattan Corp. ......................             36,900      2,866,669
  Citigroup, Inc. ............................             51,350      2,853,134
  FleetBoston Financial Corp. ................             46,700      1,625,744
  MGIC Investment Corp. ......................             43,100      2,594,081
  State Street Corp. .........................             26,200      1,914,238
  Suntrust Banks, Inc. .......................             32,700      2,250,169
  Wells Fargo & Company ......................             62,100      2,511,169
                                                                     -----------
                                                                      25,307,704
                                                                     -----------
INDUSTRIAL (3.2%)
  AES Corp.* .................................             45,500      3,401,125
  Applied Materials, Inc.* ...................             29,400      3,724,612
  Illinois Tool Works, Inc. ..................             10,700        722,919
  KLA-Tencor Corp.* ..........................             22,600      2,517,075
  Parker-Hannifin Corp. ......................             21,400      1,098,087
                                                                     -----------
                                                                      11,463,818
                                                                     -----------
TECHNOLOGY (24.6%)
  Alltel Corp. ...............................             40,400      3,340,575
  Amgen, Inc.* ..............................              65,000      3,904,062
  Analog Devices, Inc.* ......................             18,200      1,692,600
  AT&T Corp. .................................             59,350      3,012,013
  BMC Software, Inc.* ........................             27,800      2,222,262
  Cisco Systems, Inc.* .......................             56,800      6,084,700
  Comcast Corp. Cl A* ........................             71,400      3,610,162
  Dell Computer Corp.* .......................             54,800      2,794,800
  EMC Corp.* .................................             40,900      4,468,325
  Gateway, Inc.* .............................             40,000      2,882,500
  Intel Corp..................................             59,300      4,881,131
  International Business Machines Corp. ......             38,500      4,158,000
  Lucent Technologies ........................             55,500      4,152,094
  Micron Technology, Inc.* ...................             21,300      1,656,075
  Microsoft Corp.* ...........................             94,900     11,079,575
  Millipore Corp..............................             61,900      2,390,888
  Network Appliance, Inc.* ...................             20,000      1,661,250
  Nortel Networks Corp. ......................             43,400      4,383,400
  Oracle Corp.* ..............................             54,700      6,129,819
  Qualcomm, Inc.* ............................             34,000      5,992,500
  Scientific-Atlanta, Inc. ...................             20,800      1,157,000
  Solectron Corp.* ...........................             33,800      3,215,225
  Sun Microsystems, Inc.* ....................             16,200      1,254,488
  Texas Instruments, Inc. ....................             31,000      3,003,125
                                                                     -----------
                                                                      89,126,569
                                                                     -----------
UTILITIES (4.2%)
  Bell Atlantic Corp. ........................             30,500      1,877,656
  CenturyTel, Inc. ...........................             32,800      1,553,900
  Eastern Enterprises ........................             11,700        672,019
  El Paso Energy Corp.........................             14,500        562,781
  Global Crossing Ltd.* ......................             36,300      1,815,000
  MCI WorldCom, Inc.* ........................             44,400      2,355,975
  Nextel Communications, Inc.* ...............             34,700      3,578,438
  SBC Communications, Inc. ...................             60,700      2,959,125
                                                                     -----------
                                                                      15,374,894
                                                                     -----------
  TOTAL COMMON STOCKS
  (Cost: $168,593,139) 63.9% .................                       231,251,836
                                                                     -----------

----------
*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
LONG-TERM DEBT SECURITIES:
AGENCIES/OTHER GOVERNMENTS (12.9%)
  Connecticut Housing Fin. Auth. .............................   7.63%    05/15/21       $  1,000,000        $   950,020
  FHLB .......................................................  0.00     07/07/17         25,000,000           5,937,500
  FHLB .......................................................  0.00     07/14/17         25,000,000           5,929,750
  FHLMC ......................................................  8.00     07/15/06            187,312             190,180
  FHLMC ......................................................  7.63     09/09/09          2,500,000           2,469,150
  FNMA .......................................................  7.00     11/25/05            844,212             842,101
  FNMA .......................................................  6.65     01/25/17             75,154              74,825
  FNMA .......................................................  0.00     07/13/17         100,000,00          23,719,000
  FNMA .......................................................  6.50     07/25/20            412,274             410,213
  New York City ..............................................  0.00     08/01/05            500,000             541,609
  New York City ..............................................  9.50     06/01/09          2,000,000           2,129,352
  Republic of Iceland ........................................  6.13     02/01/04          2,500,000           2,387,900
  Suffolk County, New York ...................................  5.80     11/01/04            250,000             244,630
  Suffolk County, New York ...................................  5.88     11/01/05            750,000             730,286
                                                                                                            ------------
                                                                                                              46,556,516
                                                                                                            ------------
BASIC MATERIALS (3.1%)
  Arco Chemical Co. ..........................................  0.25     11/01/10          2,500,000           2,468,575
  Georgia-Pacific Group ......................................  8.63     04/30/25          2,000,000           1,962,820
  Inco Ltd. ..................................................  9.60     06/15/22          2,500,000           2,422,175
  Millennium America Inc. ....................................  7.63     11/15/26          2,500,000           2,079,200
  Praxair, Inc. ..............................................  6.90     11/01/06          2,500,000           2,362,050
                                                                                                            ------------
                                                                                                              11,294,820
                                                                                                            ------------
CONSUMER, CYCLICAL (3.6%)
  Centex Corp. ...............................................  7.38     06/01/05          2,000,000           1,904,780
  Fruit of the Loom, Inc. ....................................  7.00     03/15/11          1,000,000             225,000
  Fruit of the Loom, Inc. ....................................  7.38     11/15/23            500,000             172,500
  Gannett Co., Inc. ..........................................  5.85     05/01/00          1,000,000             999,110
  Neiman-Marcus Group, Inc. ..................................  7.13     06/01/28          2,500,000           2,054,975
  Polaroid Corp. .............................................  7.25     01/15/07          1,000,000             852,460
  Pulte Corp. ................................................  7.63     10/15/17          2,500,000           2,130,250
  Shopko Stores, Inc. ........................................  9.00     11/15/04          1,000,000           1,042,110
  Tommy Hilfiger USA, Inc. ...................................  6.50     06/01/03          2,850,000           2,702,683
  Venator Group, Inc. ........................................  7.00     10/15/02          1,000,000             910,000
                                                                                                            ------------
                                                                                                              12,993,868
                                                                                                            ------------
CONSUMER, NON-CYCLICAL (3.4%)
  Aventis ....................................................  7.75     01/15/02          1,000,000           1,000,310
  Bausch & Lomb, Inc. ........................................  6.38     08/01/03          2,500,000           2,422,475
  Bausch & Lomb, Inc. ........................................  6.75     12/15/04          2,500,000           2,394,525
  Kellwood Co. ...............................................  7.88     07/15/09          2,500,000           2,279,550
  Ralston Purina Co. .........................................  8.63     02/15/22          2,500,000           2,511,150
  Supervalu, Inc. ............................................  8.88     11/15/22          1,500,000           1,576,815
                                                                                                            ------------
                                                                                                              12,184,825
                                                                                                            ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
ENERGY (2.0%)
    Southern Union Co.........................................  7.60%    02/01/24       $  5,000,000        $  4,664,800
    Tosco Corp................................................  8.25     05/15/03          2,500,000           2,545,625
                                                                                                            ------------
                                                                                                               7,210,425
                                                                                                            ------------
FINANCIAL (5.1%)
  Berkley (W.R.) Corp. .......................................  8.70     01/01/22          1,500,000           1,471,620
  Chase Manhattan Corp. ......................................  6.88     12/12/12          2,500,000           2,408,525
  Executive Risk, Inc. .......................................  7.13     12/15/07          1,000,000             960,970
  Fairfax Financial Holdings,Ltd . ...........................  8.25     10/01/15            500,000             440,440
  First American Financial ...................................  7.55     04/01/28          2,250,000           1,928,970
  Freemont General Corp. .....................................  7.70     03/17/04          1,500,000           1,298,430
  Harleysville Group Inc. ....................................  6.75     11/15/03          1,000,000             964,760
  Lehman Brothers Holdings, Inc. .............................  0.00     07/28/28          3,250,000             286,683
  Morgan (J.P.) & Co., Inc. ..................................  0.00     04/15/27         10,000,000             964,500
  Nationwide Health Properties ...............................  7.90     11/20/06          5,000,000           4,325,100
  Progressive Corp. of Ohio ..................................  0.00     12/15/00            500,000             513,725
  Prudential Home Mtge. Secs. Co. ............................  6.75     08/25/08            127,860             127,220
  SunAmerica, Inc. ...........................................  9.95     02/01/12          2,000,000           2,368,280
  Vesta Insurance Group, Inc. ................................  8.75     07/15/25          1,000,000             651,080
                                                                                                            ------------
                                                                                                              18,710,303
                                                                                                            ------------
INDUSTRIAL (1.9%)
  Clark Equipment Co. ........................................  8.35     05/15/23          1,500,000           1,546,500
  Geon Co. ...................................................  7.50     12/15/15          1,000,000             911,060
  Owens Corning ..............................................  7.00     03/15/09          1,500,000           1,319,955
  Thermo Electron Corp. ......................................  4.25     01/01/03          2,500,000           2,109,375
  Williams Cos., Inc. ........................................  6.50     11/15/02          1,000,000             976,000
                                                                                                            ------------
                                                                                                               6,862,890
                                                                                                            ------------
UTILITIES (1.6%)
  Central Telephone Co. ......................................  9.28     11/27/00          1,000,000           1,023,580
  New Orleans Public Service .................................  8.00     03/01/06          1,000,000           1,006,770
  Pacific Gas & Electric Co. .................................  8.75     01/01/01          1,000,000           1,018,260
  UtiliCorp United, Inc. .....................................  8.00     03/01/23          3,000,000           2,932,890
                                                                                                            ------------
                                                                                                               5,981,500
                                                                                                            ------------
TOTAL LONG-TERM DEBT SECURITIES
(COST: $130,349,543) 33.6% .........................................................................         121,795,147
                                                                                                            ------------


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (2.5%)
   Exxon Asset Management Corp.  .............................  6.27%    01/05/00       $  3,646,000        $  3,643,458
   Panasonic Finance, Inc.       .............................  2.45     01/04/00          3,425,000           3,424,301
   UBS Finance (Delw.) Inc.      .............................  4.00     01/03/00          1,928,000           1,927,571
                                                                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (COST: $8,995,330) (2.5%)........................................................................           8,995,330
                                                                                                            ------------
TOTAL INVESTMENTS
   (COST: $307,938,012).............................................................................        $362,042,313
                                                                                                            ============

----------
     Abbreviations: FHLB = Federal Home Loan Bank
                    FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                          Shares        Value
                                                         -------    ------------
COMMON STOCKS:
CONSUMER, CYCLICAL (17.7%)
  Ann Taylor Stores Corp.* ...................            56,000    $  1,928,500
  BJ's Wholesale Club, Inc.* .................            75,000       2,737,500
  Cheesecake Factory, Inc.* ..................            69,900       2,446,500
  Citadel Communications, Corp.* .............            52,000       3,373,500
  Emmis Communications Cl A* .................            35,000       4,362,421
  IBasis, Inc.* ..............................            80,000       2,300,000
  International Speedway Cl A ................            55,000       2,770,625
  Lands End, Inc.* ...........................            50,000       1,737,500
  NTL Incorporated* ..........................            30,000       3,742,500
  Photronics, Inc.* ..........................           110,000       3,148,750
  Radio One, Inc. Cl A* ......................            48,000       4,416,000
  Trex, Inc.* ................................            80,000       2,140,000
  True North Communications, Inc. ............            70,000       3,128,125
  Tiffany & Co. ..............................            37,800       3,373,650
  Westwood One, Inc.* ........................            52,000       3,952,000
  Young & Rubicam, Inc. ......................            50,000       3,537,500
                                                                    ------------
                                                                      49,095,071
                                                                    ------------
CONSUMER, NON-CYCLICAL (4.0%)
  IDEC Pharmaceuticals Corp.* ................            20,000       1,965,000
  Medimmune, Inc.* ...........................            13,000       2,156,375
  Minimed, Inc.* .............................            22,000       1,611,500
  Progenics Pharmaceuticals, Inc.* ...........            59,300       2,898,287
  Shire Parmaceuticals Group Plc* ............            85,000       2,475,625
                                                                    ------------
                                                                      11,106,787
                                                                    ------------
ENERGY (5.6%)
  Barrett Resources Corp.* ...................            38,000       1,118,625
  Basin Exploration, Inc.* ...................            50,000         881,250
  Devon Energy Corp. .........................            58,200       1,913,325
  Forest Oil Corp.* ..........................           150,000       1,978,125
  Nabors Industries, Inc.* ...................            65,000       2,010,937
  Newfield Exploration Company* ..............            81,000       2,166,750
  Nuevo Energy Co.* ..........................           105,000       1,968,750
  Pride International, Inc.* .................           150,000       2,193,750
  Weatherford International, Inc.* ...........            37,000       1,477,687
                                                                    ------------
                                                                      15,709,199
                                                                    ------------
FINANCIAL (6.2%)
  Arden Realty Group .........................            75,000       1,504,687
  Boston Properties Inc. .....................            55,000       1,711,875
  Compass Bancshares, Inc. ...................            58,000       1,294,125
  Cullen Frost Bankers, Inc. .................            80,000       2,060,000
  Equity Res. Pptys. Tr. Co. .................            45,400       1,938,013
  Kimco Realty Corp. .........................            45,000       1,524,375
  Mack-Cali Realty Corp. .....................            58,000       1,511,625
  SL Green Realty Corp. ......................           102,200       2,222,850
  Spieker Properties., Inc. ..................            50,000       1,821,875
  Vornado Realty Trust .......................            50,000       1,625,000
                                                                    ------------
                                                                      17,214,425
                                                                    ------------
INDUSTRIAL (18.2%)
  Bindview Development Corp.* ................            68,000       3,378,750
  Celgene Corp.* .............................            22,000       1,540,000
  Concord EFS, Inc. ..........................            97,500       2,510,625
  CSG Systems Intl., Inc.* ...................            60,000       2,392,500
  Dendrite International, Inc.* ..............            97,500       3,302,813
  Dycom Industries, Inc.* ....................            70,000       3,084,375
  eBenx, Inc.* ...............................            95,000       4,298,750
  Exar Corp.* ................................            62,000       3,650,250
  Forward Air Corporation* ...................           104,400       4,528,350
  Hooper Holmes, Inc. ........................           110,000       2,832,500
  MKS Instruments, Inc.* .....................            90,000       3,251,250
  PFSweb, Inc.* ..............................            55,000       2,062,500
  PRI Automation, Inc.* ......................            67,000       4,497,375
  Semtech Corp.* .............................            65,000       3,388,125
  Spartech Corp. .............................            80,000       2,580,000
  Veeco Instruments, Inc.* ...................            72,000       3,370,500
                                                                    ------------
                                                                      50,668,663
                                                                    ------------
TECHNOLOGY (37.6%)
  Applied Micro Circuits, Corp.* .............            44,200       5,624,450
  Aspect Development, Inc.* ..................            55,000       3,767,500
  Atmel Corp.* ...............................           114,000       3,370,125
  CDW Computers Centers, Inc.* ...............            54,000       4,245,750
  Cypress Semiconductor Corp. ................           115,000       3,723,125
  Cytyc Corporation* .........................            60,000       3,663,750
  Documentum, Inc.* ..........................            70,000       4,191,250
  Integrated Device Tech., Inc.* .............           125,000       3,625,000
  Legato Systems, Inc.* ......................            86,300       5,938,518
  Linear Technology Corp. ....................            49,000       3,506,562
  Maxim Integrated Products, Inc.* ...........            86,000       4,058,125
  Medicalogic, Inc.* .........................            35,000         735,000
  Mercury Interactive Corp.* .................            45,000       4,857,187
  Millipore Corp. ............................            80,000       3,090,000
  Mission Critical Software, Inc.* ...........            64,000       4,480,000
  National Instruments Corp.* ................           150,000       5,737,500
  Networks Associates, Inc.* .................           127,000       3,389,312
  Novellus Systems, Inc.* ....................            54,000       6,616,690
  Peregrine Systems, Inc.* ...................            80,000       6,735,000
  Quest Software, Inc.* ......................            52,300       5,334,600
  RSA Security, Inc.* ........................            60,000       4,650,000
  Verity Inc.* ...............................            57,000       2,426,062
  Visual Networks, Inc.* .....................            70,000       5,547,500
  Xilinx, Inc.* ..............................           116,000       5,274,380
                                                                    ------------
                                                                     104,587,386
                                                                    ------------
 UTILITIES (7.1%)
  Montana Pwr. Co. ...........................            60,000       2,163,750
  Price Communications Corp.* ................           108,535       3,018,629
  Rural Cellular Corp. Cl A* .................            75,000       6,787,500
  Voicestream Wireless Corp.* ................            31,300       4,454,381
  Western Wireless Corp. Cl A* ...............            49,000       3,270,750
                                                                    ------------
                                                                      19,695,010
                                                                    ------------
  TOTAL COMMON STOCK S
  (Cost: $177,301,179) 96.4% ...................................     268,076,541
                                                                    ------------

------------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999


                                                                                            Face
                                                                Rate     Maturity          Amount               Value
                                                                ----     --------       ------------        ------------
SHORT-TERM DEBT SECURITIES:
AGENCY (1.2%)
   Federal Home Loan Bank.....................................  4.00%    01/05/00       $  3,390,000        $  3,388,493
                                                                                                            ------------
COMMERCIAL PAPER (2.4%)
   General Electric Capital Corp..............................  6.52     01/18/00            715,000             712,795
   UBS Finance (Delw.) Inc.      .............................  4.00     01/03/00          5,870,000           5,868,695
                                                                                                            ------------
                                                                                                               6,581,490
                                                                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (COST: $9,969,983) 3.6%..........................................................................           9,969,983
                                                                                                            ------------
TOTAL INVESTMENTS
   (COST: $187,271,162) 100.0%......................................................................        $278,046,524
                                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999

                                                                                                         Mid-Cap
                                                    Money Market     All America     Equity Index      Equity Index         Bond
                                                        Fund             Fund           Fund              Fund              Fund
                                                    ------------     -----------     ------------      ------------     -----------
ASSETS:
Investments at market value
   (Cost:
   Money  Market Fund -- $73,577,397
   All America Fund --  $453,350,896
   Equity Index Fund -- $380,440,931
   Mid-Cap Equity Index Fund -- $32,076,600
   Bond Fund -- $485,618,211)
   (Notes 1 and 3) ...........................      $73,577,397     $885,432,666     $582,744,344      $33,907,069     $458,624,224
 Cash ........................................            3,059        1,448,086            4,520            5,022              627
 Interest and dividends receivable ...........               --          729,376          520,910           20,449        7,651,827
 Receivable for securities sold ..............               --        1,118,055            1,940           16,794           15,643
                                                    -----------     ------------     ------------      -----------     ------------
 TOTAL ASSETS ................................       73,580,456      888,728,183      583,271,714       33,949,334      466,292,321
 Payable for securities purchased ............               --        3,084,677            2,450            2,200               --
                                                    -----------     ------------     ------------      -----------     ------------
 NET ASSETS ..................................      $73,580,456     $885,643,506     $583,269,264      $33,947,134     $466,292,321
                                                    ===========     ============     ============      ===========     ============
 NUMBER OF SHARES
    OUTSTANDING (Note 4) .....................       62,006,561      262,964,326      202,461,950       30,624,655      359,474,812
                                                    ===========     ============     ============      ===========     ============
 NET ASSET VALUES, offering and
    redemption price per share ...............            $1.19            $3.37            $2.88            $1.11            $1.30
                                                          =====            =====            =====            =====            =====


                                                             Short-Term       Mid-Term        Composite    Aggressive Equity
                                                               Bond Fund       Bond Fund         Fund             Fund
                                                              -----------      ---------       ---------    ----------------
ASSETS:
Investments at market value
   (Cost:
   Short-Term Bond Fund -- $12,339,372
   Mid-Term Bond Fund -- $13,467,436
   Composite Fund -- $307,938,012
   Aggressive Equity Fund -- $187,271,162)
   (Notes 1 and 3)......................................       $12,233,214     $12,983,997    $362,042,313    $278,046,524
Cash....................................................             1,781           1,898           2,417           9,478
Interest and dividends receivable.......................            81,384         197,688       1,812,538         211,880
Receivable for securities sold..........................            23,803              --              --              --
                                                               -----------     -----------    ------------    ------------
TOTAL ASSETS............................................        12,340,182      13,183,583     363,857,268     278,267,882
Payable for securities purchased........................                --              --              --              --
                                                               -----------     -----------    ------------    ------------
NET ASSETS..............................................       $12,340,182     $13,183,583    $363,857,268    $278,267,882
                                                               ===========     ===========    ============    ============
NUMBER OF SHARES OUTSTANDING (Note 4)...................        12,432,168      15,216,140     190,970,810     128,747,734
                                                               ===========     ===========    ============    ============
NET ASSET VALUES, offering and redemption price
  per share ............................................       $      0.99     $      0.87    $       1.91    $       2.16
                                                               ===========     ===========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                         For the Year Ended December 31,

                                                                                                     Mid-Cap
                                                 Money Market      All America     Equity Index   Equity Index
                                                     Fund             Fund             Fund           Fund*
                                                -------------     -------------    ------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income:
  Dividends .................................     $       --      $  8,697,430      $ 6,277,262    $  159,226
  Interest ..................................      3,568,525           944,641        1,137,790       135,633
                                                  ----------      ------------      -----------    ----------
 Total income ...............................      3,568,525         9,642,071        7,415,052       294,859
                                                  ----------      ------------      -----------    ----------
 Expenses:
  Investment advisory fees (Note 2) .........        171,989         3,926,185          635,398        18,878
                                                  ----------      ------------      -----------    ----------
 NET INVESTMENT INCOME ......................      3,396,536         5,715,886        6,779,654       275,981
                                                  ----------      ------------      -----------    ----------
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (Note 1):
 Net realized gain (loss) on investments ....         (3,777)       77,162,086        9,635,146      722,209
 Net unrealized appreciation
  (depreciation) of investments                           --       102,305,846       79,320,773     1,830,469
                                                  ----------      ------------      -----------    ----------
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS ......................        (3,777)      179,467,932       88,955,919     2,552,678
                                                  ----------      ------------      -----------    ----------
 NET INCREASE(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................     $3,392,759      $185,183,818      $95,735,573    $2,828,659
                                                  ==========      ============      ===========    ==========


                                                        Bond           Short-Term        Mid-Term      Composite   Aggressive Equity
                                                        Fund            Bond Fund        Bond Fund       Fund             Fund
                                                    ------------     -------------    -------------   -----------  -----------------
INVESTMENT INCOME AND EXPENSES:
Income:
  Dividends ....................................    $         --       $       --        $      --    $ 2,190,802       $ 1,273,286
    Interest ...................................      35,082,080        1,017,505          862,963     10,516,980           473,988
                                                    ------------       ----------        ---------    -----------       -----------
 Total income ..................................      35,082,080        1,017,505          862,963     12,707,782         1,747,274
                                                    ------------       ----------        ---------    -----------       -----------
 Expenses:
  Investment advisory fees (Note 2) ............       2,304,779           84,855           68,963      1,705,660         1,732,320
                                                    ------------       ----------        ---------    -----------       -----------
 NET INVESTMENT INCOME .........................      32,777,301          932,650          794,000     11,002,122            14,954
                                                    ------------       ----------        ---------    -----------       -----------
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments .......        (732,183)         (79,368)           2,624     16,247,481        21,546,315
 Net unrealized appreciation
  (depreciation) of investments ................     (40,950,914)        (141,958)        (606,489)    21,612,218        59,604,813
                                                    ------------       ----------        ---------    -----------       -----------
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS ........................     (41,683,097)        (221,326)        (603,865)    37,859,699        81,151,128
                                                    ------------       ----------        ---------    -----------       -----------
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................    $ (8,905,796)      $  711,324        $ 190,135    $48,861,821       $81,166,082
                                                    ============       ==========        =========    ===========       ===========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                      For the Years Ended December 31,

                                                   Money Market Fund           All America Fund               Equity Index Fund
                                               ------------------------   ----------------------------   --------------------------
                                                 1999          1998          1999           1998             1999          1998
                                               -----------  -----------   ------------    ------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income.....................  $ 3,396,536  $ 3,644,306   $  5,715,886   $  6,005,853   $   6,779,654   $  5,167,556
  Net realized gain (loss) on investments...       (3,777)      (1,091)    77,162,086     75,028,110       9,635,146      4,309,294
  Unrealized appreciation (depreciation) of
    investments ............................           --           --    102,305,846     51,132,012      79,320,773     72,664,856
                                              -----------  -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................    3,392,759    3,643,215    185,183,818    132,165,975      95,735,573     82,141,706
                                              -----------  -----------   ------------   ------------   -------------   ------------
Capital Share Transactions  (Note 4):
  Net proceeds from sale of shares..........   77,687,366   49,564,634     83,233,506      8,745,724     225,737,689    111,027,460
  Dividends reinvested......................    3,399,058    3,649,927     66,717,511     87,022,298      15,035,198     31,568,403
  Cost of shares redeemed...................  (88,269,347) (39,940,229)  (115,122,933)  (108,090,679)   (148,970,349)   (19,365,681)
  Dividend distributions....................   (3,399,058)  (3,649,927)   (66,717,511)   (87,022,298)    (15,035,198)   (31,568,403)
                                              -----------  -----------   ------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET
 ASSETS FROM CAPITAL SHARE TRANSACTIONS ....  (10,581,981)   9,624,405    (31,889,427)   (99,344,955)     76,767,340     91,661,779
                                              -----------  -----------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS...........   (7,189,222)  13,267,620    153,294,391     32,821,020     172,502,913    173,803,485
NET ASSETS, BEGINNING OF YEAR...............   80,769,678   67,502,058    732,349,115    699,528,095     410,766,351    236,962,866
                                              -----------  -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR.....................  $73,580,456  $80,769,678   $885,643,506   $732,349,115   $ 583,269,264   $410,766,351
                                              ===========  ===========   ============   ============   =============   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital...........................  $73,472,727  $80,655,650   $438,886,510   $404,058,426   $ 389,567,592   $297,765,055
  Accumulated undistributed net
    investment income (loss)                      122,339      124,861     (2,856,016)      (368,798)         92,482         25,162
  Accumulated undistributed net
    realized gain (loss) on investments ....      (14,610)     (10,833     17,531,242     (1,116,437)     (8,694,223)   (10,006,505)
  Unrealized appreciation (depreciation)
    of investments .........................           --           --    432,081,770    329,775,924     202,303,413    122,982,639
                                              -----------  -----------   ------------   ------------   -------------   ------------
NET ASSETS, END OF YEAR.....................  $73,580,456  $80,769,678   $885,643,506   $732,349,115   $ 583,269,264   $410,766,351
                                              ===========  ===========   ============   ============   =============   ============

                                                   Mid-Cap                                                  Short-Term
                                              Equity Index Fund             Bond Fund                        Bond Fund
                                              -----------------   ----------------------------      ---------------------------
                                                     1999*            1999            1998             1999             1998
                                              -----------------   -------------   ------------      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ......................   $    275,981     $  32,777,301   $ 30,222,400      $   932,650     $ 1,002,162
  Net realized gain (loss) on investments ....        722,209          (732,183)       747,807          (79,368)         15,002
  Unrealized appreciation (depreciation)
    of investments ...........................      1,830,469       (40,950,914)       (41,522)        (141,958)        (22,056)
                                                 ------------     -------------   ------------      -----------      ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ...........      2,828,659        (8,905,796)    30,928,685          711,324         995,108
                                                 ------------     -------------   ------------      -----------     -----------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ...........     52,496,765        74,048,382     52,595,906        3,737,066       8,314,584
  Dividends reinvested .......................        270,989        33,494,780     31,972,263          925,610       1,010,825
  Cost of shares redeemed ....................    (21,378,290)      (64,179,257)   (31,900,498)     (14,083,396)     (1,975,185)
  Dividend distributions .....................       (270,989)      (33,494,780)   (31,972,263)        (925,610)     (1,010,825)
                                                 ------------     -------------   ------------      -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL SHARE TRANSACTIONS .....     31,118,475         9,869,125     20,695,408      (10,346,330)      6,339,399
                                                 ------------     -------------   ------------      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS ............     33,947,134           963,329     51,624,093       (9,635,006)      7,334,507
NET ASSETS, BEGINNING OF PERIOD/YEAR .........             --       465,328,992    413,704,899       21,975,188      14,640,681
                                                 ------------     -------------   ------------      -----------     -----------
NET ASSETS, END OF YEAR ......................   $ 33,947,134     $ 466,292,321   $465,328,992      $12,340,182     $21,975,188
                                                 ------------     -------------   ------------      -----------     -----------
COMPONENTS OF NET ASSETS:
  Paid-in capital ............................   $ 31,389,464     $ 499,614,288   $456,250,383      $12,512,551     $21,933,271
  Accumulated undistributed net investment
    income (loss) ............................          4,992          (791,947)      (876,674)          20,265          13,225
  Accumulated undistributed
    net realized gain (loss) on investments ..        722,209        (5,536,033)    (4,001,644)         (86,476)         (7,108)
  Unrealized appreciation
    (depreciation) of investments ............      1,830,469       (26,993,987)    13,956,927         (106,158)         35,800
                                                 ------------     -------------   ------------      -----------     -----------
 NET ASSETS, END OF YEAR .....................   $ 33,947,134     $ 466,292,321   $465,328,992      $12,340,182     $21,975,188
                                                 ============     =============   ============      ===========     ===========

----------
* Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                          Mid-Term
                                                          Bond Fund                Composite Fund
                                               ----------------------------   ---------------------------
                                                   1999             1998          1999           1998
                                               -------------    -----------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................     $     794,000    $   790,160   $ 11,002,122   $ 11,772,545
  Net realized gain (loss) on investments              2,624         84,974     16,247,481      3,264,030
  Unrealized appreciation
    (depreciation) of investments ........          (606,489)       (37,685)    21,612,218     28,079,557
                                               -------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............           190,135        837,449     48,861,821     43,116,132
                                               -------------    -----------   ------------   ------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares .......         3,463,522      5,884,740     12,591,610      2,920,925
  Dividends reinvested ...................           803,987        805,870     25,503,136     14,045,609
  Cost of shares redeemed ................        (5,900,378)    (5,938,423)   (33,797,510)   (14,612,177)
  Dividend distributions .................          (803,987)      (805,870)   (25,503,136)   (14,045,609)
                                               -------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM  CAPITAL SHARE TRANSACTIONS         (2,436,856)       (53,683)   (21,205,900)   (11,691,252)
                                               -------------    -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS ........        (2,246,721)       783,766     27,655,921     31,424,880
NET ASSETS, BEGINNING OF YEAR ............        15,430,304     14,646,538    336,201,347    304,776,467
                                               -------------    -----------   ------------   ------------
NET ASSETS, END OF YEAR ..................     $  13,183,583    $15,430,304   $363,857,268   $336,201,347
                                               =============    ===========   ============   ============
Components of Net Assets:
  Paid-in capital ........................     $  14,915,000    $16,547,869   $311,439,818   $307,142,582
  Accumulated undistributed net
    investment income (loss) .............           (64,106)       (54,119)       695,713        761,149
  Accumulated undistributed net
    realized gain (loss) on investments ..        (1,183,872)    (1,186,496)    (2,382,564)    (4,194,467)
  Unrealized appreciation (depreciation)
    of investments .......................          (483,439)       123,050     54,104,301     32,492,083
                                               -------------    -----------   ------------   ------------
NET ASSETS, END OF YEAR ..................     $  13,183,583    $15,430,304   $363,857,268   $336,201,347
                                               =============    ===========   ============   ============


                                                   Aggressive Equity Fund
                                               -----------------------------
                                                    1999             1998
                                                ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................      $     14,954   $     425,336
  Net realized gain (loss) on investments         21,546,315     (23,621,835)
  Unrealized appreciation
    (depreciation) of investments ........        59,604,813       9,581,686
                                                ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING  FROM OPERATIONS .............        81,166,082     (13,614,813)
                                                ------------   -------------
 Capital Share Transactions  (Note 4):
  Net proceeds from sale of shares .......        52,349,524      15,703,714
  Dividends reinvested ...................            14,891       1,800,942
  Cost of shares redeemed ................       (60,660,553)    (84,056,916)
  Dividend distributions .................           (14,891)     (1,800,942)
                                                ------------   -------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM  CAPITAL SHARE TRANSACTIONS         (8,311,029)    (68,353,202)
                                                ------------   -------------
INCREASE (DECREASE) IN NET ASSETS ........        72,855,053     (81,968,015)
NET ASSETS, BEGINNING OF YEAR ............       205,412,829     287,380,844
                                                ------------   -------------
NET ASSETS, END OF YEAR .................       $278,267,882   $ 205,412,829
                                                ============   =============
Components of Net Assets:
  Paid-in capital ........................      $189,863,312   $ 198,159,450
  Accumulated undistributed net
    investment income (loss) .............           (10,389)        (10,452)
  Accumulated undistributed net
    realized gain (loss) on investments ..        (2,360,403)    (23,906,718)
  Unrealized appreciation (depreciation)
   of investments ........................        90,775,362      31,170,549
                                                ------------   -------------
 NET ASSETS, END OF YEAR .................      $278,267,882   $ 205,412,829
                                                ============   =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

     Income from investment operations and distributions per share for a fund share outstanding throughout each of the five years ended December 31, 1999, (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to the funds are presented below.

                                                                Money Market Fund
                                                 -------------------------------------------------
                                                             Years Ended December 31,
                                                 -------------------------------------------------
                                                 1999       1998       1997       1996       1995
                                                 -----      -----      -----      -----      -----
 Net Asset Value, Beginning of Year ........     $1.18      $1.18      $1.19      $1.18      $1.19
                                                 -----      -----      -----      -----      -----
 Income From Investment
 Operations: Net Investment Income .........      0.06       0.06       0.07       0.06       0.07
 Net Gains or (Losses) on Securities
 realized and unrealized ...................        --         --         --         --         --
                                                 -----      -----      -----      -----      -----
 Total From Investment Operations ..........      0.06       0.06       0.07       0.06       0.07
                                                 -----      -----      -----      -----      -----
 Less: Dividend Distributions
 From Net Investment Income ................     (0.05)     (0.06)     (0.08)     (0.05)     (0.08)
                                                 -----      -----      -----      -----      -----
 Total Distributions .......................     (0.05)     (0.06)     (0.08)     (0.05)     (0.08)
                                                 -----      -----      -----      -----      -----
 Net Asset Value, End of Year ..............     $1.19      $1.18      $1.18      $1.19      $1.18
                                                 =====      =====      =====      =====      =====
 Total Return (%) ..........................       5.1        5.4        5.5        5.3        5.8
 Net Assets, End of Year ($ millions) ......        74         81         68         78         73
 Ratio of Expenses to Average Net Assets (%)      0.25       0.25       0.25       0.25       0.25
 Ratio of Net Investment Income
 to Average Net Assets (%) .................      4.93       5.26       5.32       5.21       5.66
 Portfolio Turnover Rate(a) ................       N/A        N/A        N/A        N/A        N/A

----------
(a) Portfolio turnover rate excludes all short-term securities.
N/A=Not Applicable

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                All America Fund
                                                            Years Ended December 31,
                                                -------------------------------------------------

                                                 1999       1998       1997       1996      1995
                                                -----      -----      -----      -----      -----

Net Asset Value, Beginning of Year ........     $2.90      $2.71      $2.44      $2.13      $1.61
                                                -----      -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income ...................      0.02       0.03       0.03       0.03       0.03
  Net Gains or (Losses)
    on Securities realized and unrealized .      0.72       0.54       0.62       0.41       0.56
                                                -----      -----      -----      -----      -----
Total From Investment Operations ..........      0.74       0.57       0.65       0.44       0.59
                                                -----      -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ..............     (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
  From Capital Gains ......................     (0.24)     (0.35)     (0.35)     (0.10)     (0.04)
                                                -----      -----      -----      -----      -----
Total Distributions .......................     (0.27)     (0.38)     (0.38)     (0.13)     (0.07)
                                                -----      -----      -----      -----      -----
Net Asset Value, End of Year ..............     $3.37      $2.90      $2.71      $2.44      $2.13
                                                =====      =====      =====      =====      =====
Total Return (%) ..........................      25.8       21.3       26.8       20.7       36.6
Net Assets, End of Year ($ millions) ......       886        732        700        637        533
Ratio of Expenses to Average Net Assets (%)      0.50       0.50       0.50       0.50       0.50
Ratio of Net Investment Income to
  Average Net Assets (%) ..................      0.73       0.84       0.98       1.26       1.57
Portfolio Turnover Rate (%)(a) ............     30.03      40.47      28.64      28.35      33.63

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                        Mid-Cap Equity
                                                                Equity Index Fund                        Index Fund (b)
                                                 ----------------------------------------              ----------------
                                                            Years Ended December 31,
                                                 ----------------------------------------------------------------------
                                                    1999       1998        1997        1996       1995        1999
                                                   -----      -----       -----       -----      -----       -----
Net Asset Value, Beginning of Year/Period          $2.45      $2.08       $1.59       $1.35      $1.02       $1.00
                                                   -----      -----       -----       -----      -----       -----
Income From Investment Operations:
  Net Investment Income .................           0.03       0.03        0.03        0.03       0.02        0.01
Net Gains or (Losses) on
  Securities realized and unrealized ....           0.48       0.55        0.50        0.27       0.36        0.11
                                                   -----      -----       -----       -----      -----       -----
Total From Investment Operations ........           0.51       0.58        0.53        0.30       0.38        0.12
                                                   -----      -----       -----       -----      -----       -----
Less Dividend Distributions:
  From Net Investment Income ............          (0.03)     (0.03)      (0.03)      (0.03)     (0.03)      (0.01)
From Capital Gains ......................          (0.05)     (0.17)      (0.01)      (0.03)     (0.02)         --
                                                   -----      -----       -----       -----      -----       -----
Total Distributions .....................          (0.08)     (0.20)      (0.04)      (0.06)     (0.05)      (0.01)
                                                   -----      -----       -----       -----      -----       -----
Net Asset Value, End of Year ............          $2.88      $2.45       $2.08       $1.59      $1.35       $1.11
                                                   =====      =====       =====       =====      =====       =====
Total Return (%) ........................           20.6       28.6        33.1        22.7       36.6        11.8
Net Assets, End of Year
  ($ millions) ..........................            583        411         237         102         43          34
Ratio of Expenses to
  Average Net Assets (%) ................           0.13       0.13        0.13        0.13       0.13        0.13(a)
Ratio of Net Investment Income
  to Average Net Assets (%) .............           1.34       1.57        1.86        2.19       2.50        1.70(a)
Portfolio Turnover Rate (%)(c) ..........           6.89      11.68       14.17        5.85      13.99       31.67

----------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                    Bond Fund
                                                  -----------------------------------------------
                                                             Years Ended December 31,
                                                  -----------------------------------------------
                                                   1999     1998       1997       1996       1995
                                                  -----    -----      -----      -----      -----
Net Asset Value, Beginning of Year ........       $1.42    $1.43      $1.38      $1.43      $1.27
                                                  -----    -----      -----      -----      -----
Income From Investment Operations:
  Net Investment Income ...................        0.10     0.10       0.09       0.09       0.09
Net Gains or (Losses) on
  Securities realized and unrealized ......       (0.12)      --       0.06      (0.04)      0.16
                                                  -----    -----      -----      -----      -----
Total From Investment Operations ..........       (0.02)    0.10       0.15       0.05       0.25
                                                  -----    -----      -----      -----      -----
Less Dividend Distributions:
  From Net Investment Income ..............       (0.10)   (0.10)     (0.09)     (0.09)     (0.09)
From Capital Gains ........................          --    (0.01)     (0.01)     (0.01)        --
                                                  -----    -----      -----      -----      -----
Total Distributions .......................       (0.10)   (0.11)     (0.10)     (0.10)     (0.09)
                                                  -----    -----      -----      -----      -----
Net Asset Value, End of Year ..............       $1.30    $1.42      $1.43      $1.38      $1.43
                                                  =====    =====      =====      =====      =====
Total Return (%) ..........................        (1.9)     7.2       10.4        3.5       19.4
Net Assets, End of Year ($ millions) ......         466      465        414        329        311
Ratio of Expenses to Average Net Assets (%)        0.50     0.50       0.50       0.50       0.50
Ratio of Net Investment
  Income to Average Net Assets (%) ........        7.11     6.73       6.69       6.70       6.64
Portfolio Turnover Rate (%)(a) ............       29.32    21.60      57.71      30.14      41.93

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                       Short-Term Bond Fund                        Mid-Term Bond Fund
                                               ---------------------------------    ----------------------------------------------
                                                      Years Ended December 31,                 Years Ended December 31,
                                               ---------------------------------    ----------------------------------------------
                                                1999     1998     1997      1996     1995    1999    1998     1997    1996    1995
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Net Asset Value, Beginning of Year .........   $1.03    $1.02    $1.03     $1.02    $1.00   $0.91   $0.90    $0.90   $1.00   $0.91
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Income From Investment Operations:
  Net Investment Income ....................    0.09     0.05     0.07      0.04     0.06    0.05    0.05     0.05    0.14    0.06
Net Gains or (Losses) on
  Securities realized and unrealized .......   (0.04)    0.01    (0.01)     0.01     0.02   (0.04)   0.01     0.01   (0.10)   0.09
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Total From Investment Operations ...........    0.05     0.06     0.06      0.05     0.08    0.01    0.06     0.06    0.04    0.15
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Less Dividend Distributions:
  From Net Investment Income ...............   (0.09)   (0.05)   (0.07)    (0.04)   (0.06)  (0.05)  (0.05)   (0.06)  (0.14)  (0.06)
From Capital Gains .........................      --       --       --        --       --      --      --       --      --      --
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Total Distributions ........................   (0.09)   (0.05)   (0.07)    (0.04)   (0.06)  (0.05)  (0.05)   (0.06)  (0.14)  (0.06)
                                               -----    -----    -----     -----    -----   -----   -----    -----   -----   -----
Net Asset Value, End of Year ...............   $0.99    $1.03    $1.02     $1.03    $1.02   $0.87   $0.91    $0.90   $0.90   $1.00
                                               =====    =====    =====     =====    =====   =====   =====    =====   =====   =====
Total Return (%) ...........................     4.2      5.7      6.0       4.9      7.7     1.4     6.4      7.3     3.9    16.3
Net Assets, End of Year ($ millions) .......      12       22       15        16        3      13      15       15      13      24
Ratio of Expenses to Average
 Net Assets (%)                                 0.50     0.50     0.50      0.50     0.48    0.50    0.50     0.50    0.50    0.50
Ratio of Net Investment Income to
  Average Net Assets (%) ...................    5.48     5.46     5.81      5.42     4.65    5.75    5.76     5.87    5.80    5.73
Portfolio Turnover Rate (%)(a) .............   44.68    91.35    74.95      6.68    16.47   10.28    23.0    12.89  144.55   73.72

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                           Composite Fund                    Aggressive Equity Fund
                                         ------------------------------------------   --------------------------------------------
                                                    Years Ended December 31,              Years Ended December 31,
                                         ------------------------------------------   --------------------------------------------
                                          1999     1998     1997     1996     1995     1999      1998      1997     1996     1995
                                         ------   ------   ------   ------   ------   -------   -------   ------   ------  -------
Net Asset Value, Beginning of Year       $ 1.78   $ 1.62   $  1.77  $ 1.81   $ 1.57   $  1.51   $  1.61   $ 1.47   $ 1.35  $  1.05
                                         ------   ------   -------  ------   ------   -------   -------   ------   ------  -------
Income From Investment Operations:
  Net Investment Income                    0.06     0.07      0.07    0.07     0.08        --        --     0.01     0.01     0.01
Net Gains or (Losses) on
  Securities realized and
  unrealized                               0.21     0.17      0.24    0.14     0.27      0.65     (0.09)    0.31     0.36     0.39
                                         ------   ------   -------  ------   ------   -------   -------   ------   ------  -------
Total From Investment Operations           0.27     0.24      0.31    0.21     0.35      0.65     (0.09)    0.32     0.37     0.40
                                         ------   ------   -------  ------   ------   -------   -------   ------   ------  -------
Less Dividend Distributions:
  From Net Investment Income              (0.06)   (0.07)    (0.07)  (0.08)   (0.08)       --        --    (0.01)   (0.01)   (0.01)
From Capital Gains                        (0.08)   (0.01)    (0.39)  (0.17)   (0.03)       --     (0.01)   (0.17)   (0.24)   (0.09)
                                         ------   ------   -------  ------   ------   -------   -------   ------   ------  -------
Total Distributions                       (0.14)   (0.08)    (0.46)  (0.25)   (0.11)       --     (0.01)   (0.18)   (0.25)   (0.10)
                                         ------   ------   -------  ------   ------   -------   -------   ------   ------  -------
Net Asset Value, End of Year             $ 1.91   $ 1.78   $  1.62  $ 1.77   $ 1.81   $  2.16   $  1.51   $ 1.61   $ 1.47  $  1.35
                                         ======   ======   =======  ======   ======   =======   =======   ======   ======  =======
Total Return (%)                           15.2     14.5      17.7    11.9     21.9      43.3      (5.1)    21.2     27.1     38.2
Net Assets, End of Year
  ($ millions)                              364      336       305     283      276       278       205      287      136       59
Ratio of Expenses to
  Average Net Assets (%)                   0.50     0.50      0.50    0.50     0.50      0.85      0.85     0.85     0.85     0.85
Ratio of Net Investment
  Income to Average Net Assets (%)         3.23     3.68      3.57    3.63     4.30      0.01      0.18     0.33     0.45     0.65
Portfolio Turnover Rate (%)(a)            99.41    73.85    104.04   69.79    76.84    134.62    144.05    80.94   103.68   116.52

----------
(a) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Mid-Cap Equity Index Fund, (commenced operations on May 3, 1999) the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1999, Mutual of America Life owned 97%, and, American Life 3%, of the Investment Company's aggregate outstanding shares.

      The following is a summary of the significant accounting policies of the Investment Company:

      Security Valuation -- Investment securities are valued as follows:

            Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or, if no sale, at the latest available bid price.

            Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

            Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

            Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

                          MUTUAL OF AMERICA INVESTMENT
             CORPORATION NOTES TO FINANCIAL STATEMENTS (Continued)

1. Significant Accounting Policies and Organization (Continued)

      Security Transactions -- Security transactions are recorded on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. Expenses

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $129,800 or 7.3% of the Investment Company's total commissions.

3. Purchases and Sales

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the year ended December 31, 1999 was as follows:

                                                                           Mid-Cap
                                           All America   Equity Index   Equity Index       Bond
                                              Fund           Fund           Fund           Fund
                                          ------------   ------------   ------------   ------------
Cost of investment purchases ..........   $229,110,708   $127,561,732   $ 35,194,744   $151,628,748
                                          ============   ============   ============   ============
Proceeds from sales of investments.....   $274,746,407   $ 33,339,329   $  6,440,643   $130,571,443
                                          ============   ============   ============   ============
                                            Short-Term      Mid-Term     Composite      Aggressive
                                            Bond Fund      Bond Fund        Fund       Equity Fund
                                          ------------   ------------   ------------   ------------
Cost of investment purchases ..........   $  7,132,578   $  3,469,503   $352,144,881   $263,829,753
                                          ============   ============   ============   ============
Proceeds from sales of investments ....   $ 17,056,877   $  1,282,299   $325,906,815   $274,428,281
                                          ============   ============   ============   ============

      The cost of short-term security purchases for the Money Market Fund for the year was $819,561,530. Net proceeds from sales and redemptions for the year was $830,187,584.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES (CONTINUED)

      At December 31, 1999 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                             Mid-Cap
                                                  Money       All America    Equity Index  Equity Index       Bond
                                               Market Fund       Fund           Fund           Fund           Fund
                                               -----------   ------------   ------------   ------------   ------------
Aggregate gross unrealized appreciation ....   $        --   $454,871,993   $223,151,446   $  4,914,278   $    904,614
Aggregate gross unrealized depreciation ....            --     22,790,223     20,848,033      3,083,809     27,898,601
                                               -----------   ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) .   $        --   $432,081,770   $202,303,413   $  1,830,469   $(26,993,987)
                                               ===========   ============   ============   ============   ============

                                                Short-Term      Mid-Term      Composite     Aggressive
                                                Bond Fund      Bond Fund        Fund       Equity Fund
                                               -----------    -----------    -----------   -----------
Aggregate gross unrealized appreciation ....   $       496    $     8,302    $64,869,458   $99,273,216
Aggregate gross unrealized depreciation ....       106,654        491,741     10,765,157     8,497,854
                                               -----------    -----------    -----------   -----------
Net unrealized appreciation (depreciation) .   $  (106,158)   $  (483,439)   $54,104,301   $90,775,362
                                               ===========    ===========    ===========   ===========

4. Capital Share Activity

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                                   Authorized
        Name of fund                                              No. of Shares
        ------------                                             ---------------
Money Market Fund..............................................     100,000,000
All America Fund...............................................     500,000,000
Equity Index Fund..............................................     275,000,000
Mid-Cap Equity Index Fund......................................     150,000,000
Bond Fund......................................................     425,000,000
Short-Term Bond Fund...........................................      50,000,000
Mid-Term Bond Fund.............................................      75,000,000
Composite Fund.................................................     300,000,000
Aggressive Equity Fund.........................................     500,000,000
                                                                  -------------
    Sub-Total..................................................   2,375,000,000
Shares to be allocated at the discretion
    of the Board of Directors..................................     625,000,000
                                                                  -------------
    Total......................................................   3,000,000,000
                                                                  =============

Transactions in shares were as follows:

                                                                              For the Period
                                                                                May 3, 1999
                                                                               (Commencement
                                                                              of Operations) to
                                     For the Year Ended December 31, 1999     December 31, 1999
                                  -----------------------------------------   -----------------
                                                                                   Mid-Cap
                                  Money Market    All America  Equity Index     Equity Index
                                      Fund           Fund          Fund             Fund
                                  -----------     -----------  ------------     ------------
Shares issued .................    63,634,312     26,871,914    85,556,238       51,089,629
Shares issued to shareholders
   as reinvestment of
   dividends ..................     2,863,402     19,858,138     5,218,940          244,467
                                   ----------     ----------    ----------       ----------
Total .........................    66,497,714     46,730,052    90,775,178       51,334,096
Shares redeemed ...............    72,686,300     36,650,147    55,873,134       20,709,447
                                   ----------     ----------    ----------       ----------
Net increase (decrease) .......    (6,188,586)    10,079,905    34,902,044       30,624,649
                                   ==========     ==========    ==========       ==========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4. Capital Share Activity (Continued)

                                          For the Year Ended December 31, 1999
                          ---------------------------------------------------------------------
                              Bond       Short-Term      Mid-Term      Composite     Aggressive
                              Fund       Bond Fund      Bond Fund         Fund      Equity Fund
                          -----------   -----------    -----------    -----------   -----------
Shares issued .........    52,627,528     3,533,532      3,777,841      6,838,024    31,324,123
Shares issued to
  shareholders
  as reinvestment
  of dividends ........    25,821,845       931,780        927,940     13,403,919         6,890
                           ----------    ----------      ---------     ----------    ----------
Total .................    78,449,373     4,465,312      4,705,781     20,241,943    31,331,013
Shares redeemed .......    45,614,884    13,384,219      6,441,747     18,269,859    38,746,093
                           ----------    ----------      ---------     ----------    ----------
Net increase (decrease)    32,834,489    (8,918,907)    (1,735,966)     1,972,084    (7,415,07)
                           ==========    ==========      =========     ==========    ==========

                                      For the Year Ended December 31, 1998
                              ------------------------------------------------------
                              Money Market   All America   Equity Index     Bond
                                  Fund          Fund          Fund          Fund
                              ------------   -----------   ------------   ----------
Shares issued .............    65,030,676    16,550,567     99,314,538    77,260,563
Shares issued to
  shareholders as
  reinvestment of
  dividends ...............     3,080,576    30,263,002     13,563,464    22,419,396
                               ----------    ----------     ----------    ----------
Total .....................    68,111,252    46,813,569    112,878,002    99,679,959
Shares redeemed ...........    57,281,015    51,998,029     59,350,065    62,903,436
                               ----------    ----------     ----------    ----------
Net increase (decrease) ...    10,830,237    (5,184,460)    53,527,937    36,776,523
                               ==========    ==========     ==========    ==========

                                       For the Year Ended December 31, 1998
                               -----------------------------------------------------
                               Short-Term     Mid-Term      Composite    Aggressive
                                Bond Fund     Bond Fund        Fund      Equity Fund
                               -----------   -----------   -----------   -----------
Shares issued ..............    11,305,009     9,542,507     9,518,911    46,769,027
Shares issued to
   shareholders as
   reinvestment of dividends       981,938       884,933     7,895,857     1,397,187
                                ----------    ----------    ----------    ----------
Total ......................    12,286,947    10,427,440    17,414,768    48,166,214
Shares redeemed ............     5,275,226     9,698,201    16,332,231    90,803,686
                                ----------    ----------    ----------    ----------
Net increase (decrease) ....     7,011,721       729,239     1,082,537   (42,637,472)
                                ==========    ==========    ==========    ==========

5. Dividends

      On December 31, 1999 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 15, 1999 the remaining required distributions relating to the 1998 Internal Revenue Sec. 855(a) elections were declared for each of the Funds and paid on September 15, 1999. All dividend distributions are immediately reinvested in additional shares of each respective Fund.

                                                                         Mid-Cap
                             Money Market  All America  Equity Index   Equity Index     Bond
                                Fund          Fund          Fund          Fund          Fund
                             -----------   -----------   -----------   -----------   -----------
Net investment income ....   $ 3,399,058   $ 8,203,104   $ 6,712,334   $   270,989   $32,692,574
Net realized capital
   gains .................            --    58,514,407     8,322,864            --       802,206
                             -----------   -----------   -----------   -----------   -----------
Total dividends ..........   $ 3,399,058   $66,717,511   $15,035,198   $   270,989   $33,494,780
                             ===========   ===========   ===========   ===========   ===========
Dividend amounts per
   share .................   $     0.058   $     0.273   $     0.076   $     0.009   $     0.100
                             ===========   ===========   ===========   ===========   ===========
Increase in number
   of shares per Fund ....     2,863,402    19,858,138     5,218,940       244,467    25,821,845
                             ===========   ===========   ===========   ===========   ===========

                              Short-Term     Mid-Term     Composite    Aggressive
                                 Fund       Bond Fund       Fund       Equity Fund
                             -----------   -----------   -----------   -----------
Net investment income ....   $   925,610   $   803,987   $11,067,558   $    14,891
Net realized capital
   gains .................            --            --    14,435,578            --
                             -----------   -----------   -----------   -----------
Total dividends ..........   $   925,610   $   803,987   $25,503,136   $    14,891
                             ===========   ===========   ===========   ===========

Dividend amounts per
   share .................   $     0.088   $     0.056   $     0.143   $     0.000
                             ===========   ===========   ===========   ===========

Increase in number of
   shares per Fund .......       931,780       927,940    13,403,919         6,890
                             ===========   ===========   ===========   ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Board of Directors and Shareholders of Mutual of America Investment Corporation:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation comprising, respectively, the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We have also audited the statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation comprising the Mid-Cap Equity Index Fund as of December 31, 1999 and the related statement of operations, statement of changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmations of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment
Corporation as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles. Also, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mid-Cap Equity Index Fund of Mutual of America Investment Corporation as of December 31, 1999, and the results of its operations, changes in net assets and its financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

Arthur Andersen LLP

New York, New York
February 21, 2000

                     MUTUAL OF AMERICA
                     LIFE INSURANCE COMPANY

                     THE AMERICAN LIFE
                     INSURANCE COMPANY OF NEW YORK
                     A SUBSIDIARY OF MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                     MUTUAL OF AMERICA LIFE INSURANCE COMPANY IS A REGISTERED BROKER-DEALER AND DISTRIBUTES THE VARIABLE PRODUCTS OF
                     THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                     320 PARK AVENUE
                     NEW YORK, NY 10022-6839

                     www.mutualofamerica.com